As filed with the Securities and Exchange Commission on April 4, 2001

                                                               File No. 33-6510

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

   Pre-Effective Amendment No.

   Post-Effective Amendment No.

                             TEMPLETON INCOME TRUST
                            -----------------------
              (Exact Name of Registrant as Specified in Charter)

                                (954) 527-7500
                                --------------
                 (Registrant's Area Code and Telephone Number)

               500 EAST BROWARD BLVD., FT. LAUDERDALE, FL 33394
               ------------------------------------------------
   (Address of Principal Executive Offices: Number, Street, City, State, Zip
                                     Code)

                           MURRAY L. SIMPSON, ESQUIRE,
                777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
                ----------------------------------------------
                    (Name and Address of Agent for Service)

                                   Copies to:

                             Bruce G. Leto, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on May [], 2001, pursuant to Rule 488.

Title of the securities being registered: Shares of beneficial interest, par value $0.01 per share, of Templeton Global Bond Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.


                    FRANKLIN TEMPLETON GLOBAL CURRENCY FUND
                      FRANKLIN TEMPLETON HARD CURRENCY FUND

                        IMPORTANT SHAREHOLDER INFORMATION

These materials are for a Special Joint Shareholders' Meeting scheduled for May 23, 2001 at 10:00 a.m. Pacific time. They discuss the proposals to be voted on at the meeting, and contain your proxy statement and proxy card. A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you wish to vote on important issues relating to your Fund. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy, we'll vote it in accordance with the Board of Trustees' recommendations on page [ ] of the proxy statement.

WE URGE YOU TO SPEND A FEW MINUTES REVIEWING THE PROPOSALS IN THE PROXY STATEMENT. THEN, FILL OUT THE PROXY CARD AND RETURN IT TO US SO THAT WE KNOW HOW YOU WOULD LIKE TO VOTE. WHEN SHAREHOLDERS RETURN THEIR PROXIES PROMPTLY, THE FUND MAY BE ABLE TO SAVE MONEY BY NOT HAVING TO CONDUCT ADDITIONAL MAILINGS.

WE WELCOME YOUR COMMENTS. IF YOU HAVE ANY QUESTIONS, CALL FUND INFORMATION AT 1-800/DIAL BEN(R) (1-800/342-5236).

                          TELEPHONE AND INTERNET VOTING

For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, a control number and separate instructions are enclosed.

                          This page intentionally left blank.

Dear Shareholders:

    Enclosed is a Notice of Meeting for a Special Joint Shareholders' Meeting of Franklin Templeton Global Currency Fund ("Global Currency Fund") and Franklin Templeton Hard Currency Fund ("Hard Currency Fund"), each of which is a series of Franklin Templeton Global Trust ("Global Trust"). The Meeting is scheduled for May 23, 2001 at 10:00 a.m. Pacific time at the offices of Global Trust at 777 Mariners Island Boulevard, San Mateo, California 94404. The accompanying materials describe an important proposal that may affect the future of Global Currency Fund and Hard Currency Fund. We ask you to give this your prompt attention and vote via the enclosed proxy card (s).

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                       RETURN THE ENCLOSED PROXY CARD (S)

    This meeting is very important. The Trustees of your Fund unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of either Global Currency Fund or Hard Currency Fund being exchanged for those of a fund called Templeton Global Bond Fund ("Global Bond Fund"), a series of the Templeton Income Trust ("Income Trust"). If the shareholders of your fund approve the proposal, you will receive shares of Global Bond Fund equal in value to your investment in your Currency Fund. You will no longer be a shareholder of your Currency Fund, and you will instead be a shareholder of Global Bond Fund. Global Currency Fund and Hard Currency Fund will no longer exist after the reorganization is completed.

    The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

    The Trustees recommend this transaction because the projected growth in assets of Global Currency Fund and Hard Currency Fund is not sufficient to provide competitive performance and high quality service to shareholders over the long term. Templeton Investment Counsel, LLC ("Investment Counsel"), manages Global Bond Fund through its Templeton Global Bond Managers division ("Global Bond Managers"). Franklin Advisers, Inc ("Advisers") manages Global Currency Fund and Hard Currency Fund. Under an agreement with Advisers, Investment Counsel, through Global Bond Managers is the sub-advisor to both Global Currency Fund and Hard Currency Fund, providing Advisers with investment management advice and assistance. While Global Bond Fund has an investment goal and investment policies that are different from those of Global Currency Fund and Hard Currency Fund, all three Funds are global fixed-income products managed by the same team of portfolio managers. Global Bond Fund is a larger fund that may be better able to obtain cost savings for shareholders.

    Please take the time to review this document and vote now. THE TRUSTEES OF YOUR FUND UNANIMOUSLY RECOMMEND THAT YOU VOTE IN FAVOR OF THIS PROPOSAL.

       o To ensure that your vote is counted, indicate your position on the enclosed proxy card.

       o Sign and return your card promptly.

       o You may also vote by telephone or over the Internet.

       o If you determine at a later date that you wish to attend this meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.
                                   Sincerely,



                               Charles E. Johnson
                                    President

                       This page intentionally left blank.
                         FRANKLIN TEMPLETON GLOBAL TRUST
                                  ON BEHALF OF
                     FRANKLIN TEMPLETON GLOBAL CURRENCY FUND
                      FRANKLIN TEMPLETON HARD CURRENCY FUND
                          777 MARINERS ISLAND BOULEVARD
                        SAN MATEO, CALIFORNIA 94404-7777

                  NOTICE OF SPECIAL JOINT SHAREHOLDERS' MEETING
                           TO BE HELD ON MAY 23, 2001

To the Shareholders of Franklin Templeton Global Currency Fund and Franklin Templeton Hard Currency Fund:

    NOTICE IS HEREBY GIVEN that a Special Joint Shareholders' Meeting of Franklin Templeton Global Currency Fund ("Global Currency Fund") and Franklin Templeton Hard Currency Fund ("Hard Currency Fund") (each, a "Currency Fund") will be held at the offices of Franklin Templeton Global Trust ("Global Trust"), 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on May 23, 2001 at 10:00 a.m. Pacific time. The Meeting is being called for the following purpose:

    To approve or disapprove a separate Agreement and Plan of Reorganization between Global Trust on behalf of each Currency Fund and Templeton Income Trust ("Income Trust") on behalf of Templeton Global Bond Fund ("Global Bond Fund") that provides for (i) the acquisition of substantially all of the assets of the Currency Fund by Global Bond Fund in exchange for shares of Global Bond Fund,
(ii) the distribution of such shares to the shareholders of the Currency Fund and (iii) the complete liquidation and dissolution of the Currency Fund. Class A shareholders of Global Currency Fund and Hard Currency Fund will receive Class A shares of Global Bond Fund and Advisor Class shareholders of Hard Currency Fund will receive Advisor Class shares of Global Bond Fund.

    Each Agreement and Plan of Reorganization in the attached Joint Prospectus/Proxy Statement describes the transaction more completely. Copies of each Agreement and Plan of Reorganization are attached as Exhibits A and B to the Joint Prospectus/Proxy Statement.

    Shareholders of record of each Currency Fund as of the close of business on April 6, 2001, are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

                                   By Order of the Board of Trustees,


                                   Murray L. Simpson
                                    Secretary
San Mateo, California
May [ ], 2001

THE BOARD OF TRUSTEES URGES YOU TO COMPLETE, DATE, SIGN, AND RETURN THE ENCLOSED PROXY CARD IN THE ENCLOSED POSTAGE-PAID RETURN ENVELOPE. IT IS IMPORTANT THAT YOU RETURN YOUR SIGNED PROXY CARD PROMPTLY SO THAT A QUORUM MAY BE ENSURED, AND THE COSTS OF FURTHER SOLICITATIONS AVOIDED.

                      JOINT PROSPECTUS AND PROXY STATEMENT

    When reading this Joint Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

                                TABLE OF CONTENTS

                                                                           PAGE
COVER PAGE                                                                Cover
SUMMARY
    What proposal am I voting on?
    How will the shareholder voting be handled?

COMPARISONS OF SOME IMPORTANT FEATURES
    How do the investment goals and policies of the Funds compare? What are the risks of an investment in the Funds?
    Who manages the Funds?
    What are the fees and expenses of each Fund and what might they be after the Transactions?
    Where can I find more financial information about the Funds?
    What are other key features of the Funds?
REASONS FOR THE TRANSACTIONS

INFORMATION ABOUT THE TRANSACTIONS
    How will the Transactions be carried out?
    Who will pay the expenses of the Transactions?
    What are the tax consequences of the Transactions?
    What should I know about the shares of Global Bond Fund? What are the capitalizations of the Funds and what might the capitalization be after the Transactions?

COMPARISON OF INVESTMENT GOALS AND POLICIES
    Are there any significant differences between the investment goals and strategies of the Funds?
    How do the fundamental investment restrictions of the Funds differ?
    What are the risk factors associated with investments in the Funds?

    TABLE OF CONTENTS (CONTINUED)
                                                                           PAGE
VOTING INFORMATION
    How many votes are necessary to approve the Plan?
    How do I ensure my vote is accurately recorded?
    Can I revoke my proxy?
    What other matters will be voted upon at the Meeting?
    Who is entitled to vote?
    What other solicitations will be made?
    Are there dissenters' rights?

INFORMATION ABOUT GLOBAL BOND FUND

INFORMATION ABOUT THE CURRENCY FUNDS

PRINCIPAL HOLDERS OF SHARES

GLOSSARY - USEFUL TERMS AND DEFINITIONS

EXHIBITS TO JOINT PROSPECTUS AND PROXY STATEMENT


EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION BY FRANKLIN
TEMPLETON GLOBAL TRUST ON BEHALF OF FRANKLIN TEMPLETON GLOBAL
CURRENCY FUND AND TEMPLETON INCOME TRUST ON BEHALF OF
TEMPLETON GLOBAL BOND FUND                                                 A-1

EXHIBIT B - AGREEMENT AND PLAN OF REORGANIZATION BY FRANKLIN
TEMPLETON GLOBAL TRUST ON BEHALF OF FRANKLIN TEMPLETON HARD
CURRENCY FUND AND TEMPLETON INCOME TRUST ON BEHALF OF
TEMPLETON GLOBAL BOND FUND                                                 B-1

EXHIBIT C - PROSPECTUS OF TEMPLETON GLOBAL BOND FUND -
CLASS A & C DATED JANUARY 1, 2001 (ENCLOSED)

EXHIBIT D - PROSPECTUS OF TEMPLETON GLOBAL BOND FUND
ADVISOR CLASS DATED JANUARY 1, 2001 (ENCLOSED)

EXHIBIT E - ANNUAL REPORT TO SHAREHOLDERS OF TEMPLETON
GLOBAL BOND FUND DATED AUGUST 31, 2000 (ENCLOSED)

                        This page intentionally left blank.

                      JOINT PROSPECTUS AND PROXY STATEMENT
                               DATED MAY [ ], 2001
                          ACQUISITION OF THE ASSETS OF
                   FRANKLIN TEMPLETON GLOBAL CURRENCY FUND AND
                      FRANKLIN TEMPLETON HARD CURRENCY FUND
              (EACH IS A SERIES OF FRANKLIN TEMPLETON GLOBAL TRUST)

                          777 MARINERS ISLAND BOULEVARD
                        SAN MATEO, CALIFORNIA 94404-7777
                                 (650) 312-2000

                        BY AND IN EXCHANGE FOR SHARES OF
                           TEMPLETON GLOBAL BOND FUND
                      (A SERIES OF TEMPLETON INCOME TRUST)

                           500 EAST BROWARD BOULEVARD
                       FORT LAUDERDALE, FLORIDA 33394-3091
                                 (954) 527-7500

    This Joint Prospectus/Proxy Statement solicits proxies to be voted at a Special Joint Shareholders' Meeting (the "Meeting") of Franklin Templeton Global Currency Fund ("Global Currency Fund") and Franklin Templeton Hard Currency Fund ("Hard Currency Fund") (each, a "Currency Fund"), each of which is a series of the Franklin Templeton Global Trust ("Global Trust"), to approve or disapprove a separate Agreement and Plan of Reorganization (the "Plan") for each Currency Fund. If shareholders of a Currency Fund vote to approve the Plan, substantially all of the assets of that Currency Fund will be acquired by, and in exchange for, shares of Templeton Global Bond Fund ("Global Bond Fund"), a series of Templeton Income Trust ("Income Trust").

    The Meeting will be held at the principal offices of Global Trust, which are located at 777 Mariners Island Boulevard, San Mateo, California 94404-7777 on May 23, 2001 at 10:00 a.m. Pacific time. The Board of Trustees of the Global Trust on behalf of each Currency Fund is soliciting these proxies. This Joint Prospectus/Proxy Statement will first be sent to shareholders on or about May [ ], 2001.

    If shareholders of your Currency Fund vote to approve the Plan, you will receive shares of Global Bond Fund equal in value to your investment in the Currency Fund. Your Currency Fund will then be liquidated and dissolved.

    The investment goals of the Currency Funds and Global Bond Fund are different. Global Bond Fund is current income with capital appreciation and growth of income. Global Currency Fund's investment goal is to maximize total return through a combination of interest income and changes in the Fund's net asset value due to changes in currency exchange rates. Hard Currency Fund's investment goal is to protect against depreciation of the U.S. dollar relative to other currencies.

    Although each Currency Fund and Global Bond Fund focuses on global fixed-income investments, there are differences in the strategies pursued by the Currency Funds and Global Bond Fund.
    Whereas both Currency Funds will generally seek to invest in high-quality, short-term money market instruments and Global Bond Fund focuses on "investment grade" debt securities, Global Bond Fund also has the ability to invest in equity securities and greater flexibility to invest in issuers in emerging markets.

    This Joint Prospectus/Proxy Statement gives the information about the proposed reorganization, and Global Bond Fund, that you should know before investing. You should retain it for future reference. Additional information about Global Bond Fund and the proposed reorganization has been filed with the SEC and can be found in the following documents:

o The Prospectus of Global Bond Fund - Class A & C dated January 1, 2001 (the "Global Bond Fund Class A Prospectus"), is attached to and considered a part of this Joint Prospectus/Proxy Statement.

o The Prospectus of Global Bond Fund - Advisor Class dated January 1, 2001 (the "Global Bond Fund Advisor Class Prospectus"), is attached to and considered a part of this Joint Prospectus/Proxy Statement.

o The Annual Report to Shareholders of Global Bond Fund dated August 31, 2000, which contains financial and performance information for Global Bond Fund, is attached to and considered a part of this Joint Prospectus/Proxy Statement.

o A Statement of Additional Information dated May [ ], 2001 relating to this Joint Prospectus/Proxy Statement has been filed with the SEC and is incorporated by reference into this Joint Prospectus/Proxy Statement.

    You may request a free copy of the SAI relating to this Joint
Prospectus/Proxy Statement or any of the documents referred to above without charge by calling 1-800/DIAL-BEN(R) or by writing to Global Bond Fund at P.O. Box 33030, St. Petersburg, FL, 33733-8030 or Global Trust at P.O. Box 997151, Sacramento, CA 95899-9983.

    THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS JOINT PROSPECTUS/PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                     SUMMARY

    This is only a summary of certain information contained in this Joint Prospectus/Proxy Statement. You should read the more complete information in the rest of this Joint Prospectus/Proxy Statement, including the Agreements and Plans (attached as Exhibits A and B), the Global Bond Fund Class A Prospectus (enclosed as Exhibit C), the Global Bond Fund Advisor Class Prospectus (enclosed as Exhibit D) and the Annual Report to Shareholders of Global Bond Fund (enclosed as Exhibit E).

WHAT PROPOSAL AM I VOTING ON?

    At a meeting held on March 20, 2001, the Board of Trustees of Global Trust on behalf of each Currency Fund approved the Plan and determined to recommend that shareholders of each Currency Fund vote to approve the Plan. For each Currency Fund, a vote by shareholders to approve the Plan, it will result in the transfer of that Currency Fund's net assets to Global Bond Fund, in exchange for an equal value of shares of Global Bond Fund. The shares of Global Bond Fund will then be distributed to shareholders of that Currency Fund and that Currency Fund will be completely liquidated and dissolved. (The proposed transaction for each Currency Fund is referred to in this Joint Prospectus/Proxy Statement as the "Transaction.") As a result of the Transaction, you will cease to be a shareholder of your Currency Fund and will become a shareholder of Global Bond Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place.

    This means that your shares of a Currency Fund will be exchanged for shares of Global Bond Fund of equal value.

    Investment Counsel, through its Global Bond Managers division, manages Global Bond Fund. Global Bond Fund focuses on global fixed-income investments as do the Currency Funds, but its investment goal and certain policies differ from those of the Currency Funds. Nevertheless, for the reasons set forth in the "Reasons for the Transactions" section of this Joint Prospectus/Proxy Statement, the Board of Trustees of Global Trust, on behalf of the Currency Funds, has determined that the Transaction is in the best interests of the shareholders of each Currency Fund. The Board of Trustees of both Global Trust and Income Trust also concluded that no dilution in value would result to the shareholders of the Currency Funds or Global Bond Fund as a result of the Transaction.

                    THE BOARD OF TRUSTEES RECOMMENDS THAT YOU
                            VOTE TO APPROVE THE PLAN.

HOW WILL THE SHAREHOLDER VOTING BE HANDLED?

    Shareholders of each of the two Currency Funds will vote separately to determine whether their Fund will be reorganized into Global Bond Fund. Shareholders who own shares at the close of business on April 6, 2001 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. To approve the Transaction for a Currency Fund, a majority of the shares of that Currency Fund outstanding and entitled to vote must be voted in favor of the Plan.

    Please vote by proxy as soon as you receive this Joint Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or over the Internet. If you vote by any of these three methods, your votes will be officially cast at the Meeting by the persons appointed as proxies.

    You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person at the Meeting. For more details about shareholder voting, see the "Voting Information" section of this Joint Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

HOW DO THE INVESTMENT GOALS AND POLICIES OF THE FUNDS COMPARE?

    The Currency Funds and Global Bond Fund are each managed by the same team of portfolio managers and focus on global fixed-income investments.

    The investment goal of Global Bond Fund is current income with capital appreciation and growth of income. Global Currency Fund's investment goal is to maximize total return through a combination of interest income and changes in the Fund's net asset value due to changes in currency exchange rates. Hard Currency Fund's investment goal is to protect against depreciation of the U.S. dollar relative to other currencies. Although each Fund focuses on global fixed-income investments, there are differences in the strategies pursued by the Currency Funds and Global Bond Fund.

    The Currency Funds and Global Bond Fund differ primarily in the investment strategies they employ to achieve their respective goals. While the Currency Funds invest in short-term, high quality money market instruments, Global Bond Fund usually invests in longer-term debt securities that may include lower-rated obligations. The Currency Funds seek to realize returns, in part, based on Investment Counsel's analysis of currency exchange rates. Global Bond Fund does not focus on appreciation achieved through changes in currency exchange rates, but depends primarily on bond selection and credit analysis. Finally, although it may invest in debt securities issued by various types of issuers, Global Bond Fund has focused its investments in government bonds, while the Currency Funds have invested primarily in corporate debt securities.

    For more information about the investment goals and policies of the Currency Funds and Global Bond Fund, please see the section "Comparison of Investment Goals and Policies."

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

    Investments in Global Bond Fund and the Currency Funds involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in any of the three Funds, or that any of the Funds will achieve its investment goals. Global Bond Fund and the Currency Funds are subject to the risks posed by investing in foreign fixed income securities and being non-diversified funds.

    The risks associated with an investment in each Fund are similar and include foreign securities, interest rate, income, credit and non-diversification risks. As a general principle, an investment in a Currency Fund may involve relatively less risk than a similar investment in Global Bond Fund. This is because the Currency Funds invest primarily in short-term, high quality money market instruments, while Global Bond Fund usually invests in longer-term debt securities that may include lower-rated obligations. On the other hand, the Currency Funds seek to realize returns, in part, based on Investment Counsel's analysis of currency exchange rates which may increase certain other relative risks associated with investments in these Funds because the value of Currency Funds' investments may be more susceptible to government monetary policies.

    For more information about the risks of the Funds, see the section "What are the risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals and Policies."

WHO MANAGES THE FUNDS?

    The management of the business and affairs of a Fund is the responsibility of the Board of Trustees of Global Trust (in the case of the Currency Funds) and the Board of Trustees of Income Trust (in the case of Global Bond Fund). Each Fund is an open-end, registered management investment company, commonly referred to as a "mutual fund." Income Trust was organized as a Massachusetts business trust on June 16, 1986 and is registered with the SEC. Global Trust was organized as a Delaware business trust on October 1, 1996 and also is registered with the SEC.

    Advisers is the investment manager for both of the Currency Funds. Under an agreement with Advisers, Investment Counsel, through Global Bond Managers, is the sub-advisor and manages the assets and makes the investment decisions for the Currency Funds. Investment Counsel manages the assets and makes the investment decisions for Global Bond Fund. Advisers is a wholly owned subsidiary of Resources and Investment Counsel is an indirect, wholly owned subsidiary of Resources. Resources is a publicly owned company engaged in various aspects of the financial services industry through its subsidiaries. Together, Advisers, Investment Counsel and their respective affiliates serve as investment manager or administrator to 52 registered investment companies, with approximately 156 U.S.-based funds or series. They have over $232 billion in combined assets under management for more than 5 million U.S.-based mutual fund shareholder and other accounts. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

    A team from Global Bond Managers is responsible for the day-to-day management of Global Bond Fund's portfolio.

    Global Bond Fund has a management agreement with Investment Counsel under which Investment Counsel is to receive a management fee equal to an annual rate of 0.50 of 1% of the value of its average daily net assets up to and including $200 million; 0.45 of 1% of the value of its average daily net assets over $200 million up to and including $1.3 billion; and 0.40 of 1% of the value of its average daily net assets over $1.3 billion. Global Bond Fund has a separate fund administration fee to an annual rate of 0.15 of 1% of the value of its average daily net assets up to and including $200 million; 0.135 of 1% of the value of its average daily net assets over $200 million up to and including $700 million;
0.10 of 1% of the value of its average daily net assets over $700 million to and including $1.2 billion; and 0.075 of 1% of the value of its average daily net assets over $1.2 billion. Global Bond Fund pays the separate administration fee to FT Services. Each class of Global Bond Fund pays its proportionate share of the management and fund administration fees. Each Currency Fund has a management agreement with Advisers under which Advisers is to receive a management fee equal to an annual rate of 0.65 of 1% of the value of its average daily net assets, including fund administration fees. Each class of Hard Currency Fund pays its proportionate share of the management fee.

WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE TRANSACTIONS?


-------------------------------------------------------------------------------

                                  FEE TABLE FOR
          GLOBAL CURRENCY FUND, HARD CURRENCY FUND AND GLOBAL BOND FUND

                                                        ACTUAL+                              PROJECTED++


                                                                                                              GLOBAL BOND
                                            GLOBAL CURRENCY       HARD CURRENCY        GLOBAL BOND              FUND-
                                                 FUND -              FUND -               FUND -               CLASS A
                                                CLASS A              CLASS A             CLASS A             AFTER TRANSACTION
------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
     Maximum Sales Charge
     (as a percentage of Offering Price)       2.25%                  2.25%                4.25%                 4.25%
         Paid at time of purchase/1            2.25%                  2.25%                4.25%                 4.25%
         Paid at time of redemption/2          None                   None                 None                  None
     Exchange Fee (per transaction)            None                   None                 None                  None

ANNUAL FUND OPERATING EXPENSES/3
(as percentage of average net assets)
     Management Fees                           0.65%                  0.65%                0.50%                 0.50%
     Distribution and service (12b-1) Fees     0.20%                  0.20%                0.25%                 0.25%
     Other Expenses                            0.30%                  0.27%                0.48%                 0.46%
     Total Annual Fund Operating Expenses      1.15%                  1.12%                1.23%                 1.21%


                                                      ACTUAL+                          PROJECTED++

                                                                                       GLOBAL BOND
                                            HARD CURRENCY         GLOBAL BOND             FUND -
                                               FUND -                 FUND -           ADVISOR CLASS
                                           ADVISOR CLASS          ADVISOR CLASS     AFTER TRANSACTION
-------------------------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES*
    Maximum Sales Charge
    (as a percentage of Offering Price)        None                   None                 None
      Paid at time of purchase                 None                   None                 None
      Paid at time of redemption               None                   None                 None
    Exchange Fee (per transaction)             None                   None                 None

ANNUAL FUND OPERATING EXPENSES/3
(as percentage of average net assets)
    Management Fees                            0.65%                  0.50%                0.50%
    Distribution and service (12b-1) Fees      None                   None                 None
    Other Expenses                             0.27%                  0.48%                0.46%
-------------------------------------------------------------------------------------------------------------------------------
    Total Annual Fund Operating Expenses       0.92%                  0.98%                0.96%
-------------------------------------------------------------------------------------------------------------------------------


+Information for Global Currency Fund and Hard Currency Fund is provided for the 12 month period ended August 31, 2000. Information for Global Bond Fund is provided for the fiscal year ended August 31, 2000.
++Projected expenses based on current and anticipated Global Bond Fund expenses. *If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
1. There is no front-end sales charge if you invest $1 million or more in Class A shares of Global Bond Fund or the Currency Funds.
2. A Contingent Deferred Sales Charge ("CDSC") of 1% may apply to Class A purchases of $1 million or more with respect to each of the Funds if you sell the shares within one year . See "Your Account - Contingent Deferred Sales Charge" in the Global Bond Fund Prospectus for details.
3. The Annual Fund Operating Expenses for Global Currency Fund's and Hard Currency Fund's fiscal year ended October 31, 2000 were higher than for the 12 month period ended August 31, 2000 shown in this table. For the fiscal year ended October 31, 2000, these expenses were: Global Currency Fund, 1.25%; Hard Currency Fund Class A, 1.29%; and, Hard Currency Fund Advisor Class, 1.06%.


EXAMPLE

    Assumes the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in one of the Funds.



CLASS A                                               1 YEAR*           3 YEARS               5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Global Currency Fund                                   $340               $582                 $844              $1,591
Hard Currency Fund                                     $337               $573                 $828              $1,558
Global Bond Fund                                       $545               $799               $1,072              $1,850
Projected Global Bond Fund (after Transaction)         $543               $793               $1,062              $1,829
*Assumes a CDSC will not apply.

ADVISOR CLASS                                         1 YEAR*           3 YEARS               5 YEARS           10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Hard Currency Fund                                      $94               $293                 $509              $1,131
Global Bond Fund                                       $100               $312                  $54              $1,201
Projected Global Bond Fund (after Transaction)          $98               $306                 $531              $1,178



    THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. Each Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

WHERE CAN I FIND MORE FINANCIAL INFORMATION ABOUT THE FUNDS?

    The Global Bond Fund Class A Prospectus and Global Bond Fund Advisor Class Prospectuses (enclosed as Exhibits C and D) as well as the current Annual Report to Shareholders (enclosed as Exhibit E) contain additional financial information about Global Bond Fund. The Annual Report to Shareholders of Global Bond Fund also has discussions of Global Bond Fund's performance during the fiscal year ended August 31, 2000.

    The Global Trust Prospectus and Hard Currency Fund Advisor Class Prospectus, as well as the Annual Report to Shareholders for Global Trust, contain more financial information about each of the Currency Funds. These documents are available free of charge upon request (see the section "Information About The Currency Funds").


                              FINANCIAL HIGHLIGHTS
                           Templeton Global Bond Fund
                      [to be supplied by later Amendment]


WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

The Funds use the same service providers for the following services:

    TRANSFER AGENCY AND CUSTODY SERVICES. Investor Services, a wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for the Currency Funds and Global Bond Fund.

    The Chase Manhattan Bank, MetroTech Center, Brooklyn, NY 11245, acts as the custodian of the securities and other assets of the Funds.

    ADMINISTRATIVE SERVICES. FT Services, a wholly-owned subsidiary of Resources, provides certain administrative facilities and services to Global Bond Fund and the Currency Funds under the same terms and conditions.

    DISTRIBUTION SERVICES. Distributors acts as the principal underwriter in the continuous public offering of the Funds' shares under the same terms and conditions for the Funds.

    DISTRIBUTION AND SERVICE (12B-1) FEES. Each Fund's Class A Shares has a distribution or "Rule 12b-1" plan. Under each plan, the Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of the class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class.

    Each Currency Fund under its Class A plan (Global Currency Fund only offers one class of shares) may pay up to 0.45% per year of Class A's average daily net assets (out of which Distributors generally will retain 0.20% for distribution expenses) while payments by Global Bond Fund under its Class A plan are limited to 0.25% per year of Class A's average daily net assets.

    For more information regarding Global Bond Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated January 1, 2001.

    Advisor Class Shares of Hard Currency Fund and Global Bond Fund do not have Rule 12b-1 plans.

    PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Global Bond Fund is 4.25%, and Class A shares of the Currency Funds is 2.25%, with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. Each Fund generally requires a minimum initial investment of $1,000 and subsequent investments of at least $50. Advisor Class shares of Hard Currency and Global Bond Funds do not impose sales charges, but restrict purchases to certain qualified investors.

    You may sell (redeem) your shares at any time. Shares of each Fund also may be exchanged for shares of other Franklin Templeton Funds, subject to certain limitations, as provided in the prospectus of the respective Franklin Templeton Fund. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction.

    Shares of each Fund may be redeemed at their respective Net Asset Value per share. However, redemptions of Class A shares of each Fund which were purchased in amounts of $1,000,000 or more generally are subject to a 1% CDSC on shares you sell within 12 months of purchase. Global Bond Fund shares acquired by Currency Fund shareholders as a result of this Transaction are subject to a CDSC to the same extent that Currency Fund shares were subject to a CDSC.

    Additional information and specific instructions explaining how to buy, sell, and exchange shares of Global Bond Fund and the Currency Funds are outlined in the Global Bond Fund Class A Prospectus and Global Bond Fund Advisor Class Prospectus, and Global Trust Class A Prospectus and Hard Currency Fund Advisor Class Prospectus, respectively, under the heading "Your Account." The accompanying Global Bond Fund Prospectuses also list phone numbers for you to call if you have any questions about your account under the heading "Questions." These instructions and phone numbers are the same for the three Funds.

    DIVIDENDS AND DISTRIBUTIONS. Global Bond Fund intends to pay an income dividend monthly from its net investment income. Each Currency Fund intends to pay an income dividend quarterly from its net investment income. Capital gains for the Currency Funds and Global Bond Fund, if any, may be distributed at least annually. The amount of any distributions will vary, and there is no guarantee a Fund will pay either income dividends or capital gain distributions. Neither the Currency Funds nor Global Bond Fund pays "interest" or guarantees any amount of dividends or return on an investment in its shares.

    The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Global Bond Fund, see the attached Global Bond Fund Prospectuses under the heading "Distributions and Taxes." For more information about the tax implications of investments in the Currency Funds, see the Global Trust Class A Prospectus and Hard Currency Fund Advisor Class Prospectus under the heading "Distributions and Taxes."

                          REASONS FOR THE TRANSACTIONS

    The Board of Trustees of Global Trust on behalf of Global Currency Fund and Hard Currency Fund has recommended the acquisition of substantially all of the assets of each Currency Fund by Global Bond Fund in exchange for shares of Global Bond Fund and the distribution of such shares to the shareholders of the respective Currency Fund in complete liquidation and dissolution of that Currency Fund (the "Transaction") in order to combine the Currency Funds with a larger fund that has similar goals and investment policies. A larger fund may be expected to have a lower expense ratio because certain costs may be spread over a larger asset base. However, variable expenses that are based on the value of assets or the number of shareholder accounts, such as custody and transfer agency fees, would be largely unaffected by the Transaction.

    At the meeting held on February 13, 2001, the Board of Trustees of Global Trust reviewed the potential benefits and costs of the Transactions to shareholders of each Currency Fund; the expense ratios of Global Bond Fund and each Currency Fund; the comparative investment performance of Global Bond Fund and each Currency Fund; the compatibility of the investment goals, policies, restrictions and investments of each Currency Fund with those of Global Bond Fund; and the tax consequences of the Transactions. During the course of its deliberations, the Board of Trustees of Global Trust noted that the expenses of the Transaction will be shared one-quarter by the affected Currency Fund, one-quarter by Global Bond Fund, one-quarter by Advisers, and one-quarter by Investment Counsel.

    The Board of Trustees of Global Trust, including a majority of the trustees who are not interested persons of either Fund, concluded that each Transaction is in the best interests of the shareholders of the respective Currency Fund and that no dilution of value would result to the shareholders of either Currency Fund from the Transactions. It approved each Plan on March 20, 2001 and recommended that shareholders of each Currency Fund vote to approve the Transaction.

    The Board of Trustees of Income Trust concluded that the Transactions is in the best interests of the shareholders of Global Bond Fund and that no dilution of value would result to the shareholders of Global Bond Fund from the Transactions.

    FOR THE REASONS DISCUSSED ABOVE, THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

    INFORMATION ABOUT THE TRANSACTIONS

    This is only a summary of each Plan. You should read the actual Plans. They are attached as Exhibits A and B.

HOW WILL THE TRANSACTIONS BE CARRIED OUT?

    If the shareholders of a Currency Fund approve the Plan, the Transaction will take place after various conditions are satisfied by Global Trust, on behalf of the Currency Fund, and by Income Trust, on behalf of Global Bond Fund, including the preparation of certain documents. Global Trust and Income Trust will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of a Currency Fund do not approve the Plan, the Transaction will not take place for that Currency Fund.

    Until the close of business on the day of the Meeting, you may continue to add to your existing account subject to your applicable minimum additional investment amount or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of that Currency Fund approve the Plan at the Meeting, shares of that Currency Fund will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

    If the shareholders of a Currency Fund approve the Plan, that Fund will deliver to Global Bond Fund substantially all of its assets on the closing date, which is scheduled for June 7, 2001 or such other later date as the Global and Income Trusts may agree. In exchange, shareholders of the Currency Fund will receive shares of Global Bond Fund that have a value equal to the dollar value of the assets delivered to Global Bond Fund. The stock transfer books of the Currency Fund will be permanently closed as of 1:00 p.m. Pacific time on the closing date. The Currency Fund will only accept requests for redemptions received in proper form before 1:00 p.m. Pacific time on the closing date. Requests received after that time will be considered requests to redeem shares of Global Bond Fund.

    To the extent permitted by law, Global Trust and Income Trust may agree to amend the Plan without shareholder approval. They may also agree to terminate and abandon any Transaction at any time before or, to the extent permitted by law, after the approval of shareholders of a Currency Fund.

WHO WILL PAY THE EXPENSES OF THE TRANSACTIONS?

    The expenses resulting from each Transaction, including the cost of the proxy solicitation, will be paid one-quarter by that Currency Fund, one-quarter by Global Bond Fund, and one-quarter by Advisers, the investment manager for each Currency Fund, and one-quarter by Investment Counsel, the investment manager for Global Bond Fund.

WHAT ARE THE TAX CONSEQUENCES OF THE TRANSACTIONS?

    Each Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended. Based on certain assumptions and representations received from Global Trust, on behalf of each Currency Fund, and Income Trust, on behalf of Global Bond Fund, it is the opinion of Stradley, Ronon, Stevens & Young, LLP, counsel to the Funds, that shareholders of the Currency Funds will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Currency Funds for shares of Global Bond Fund and that neither Global Bond Fund nor its shareholders will recognize any gain or loss upon Global Bond Fund's receipt of the assets of either of the Currency Funds.

    After the Transaction, you will continue to be responsible for tracking the purchase cost and holding period of your shares and should consult your tax advisor regarding the effect, if any, of the Transaction in light of your particular circumstances. You should also consult your tax advisor regarding state and local tax consequences, if any, of the Transaction, because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF GLOBAL BOND FUND?

    Shares of Global Bond Fund will be distributed to shareholders of the corresponding class of each Currency Fund and generally will have the same legal characteristics as the shares of the Currency Fund with respect to such matters as voting rights, assessibility, conversion rights, and transferability. Global Bond Fund is a series of Income Trust, a Massachusetts business trust. As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of that Fund. Former shareholders of the Currency Funds whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Global Bond Fund until Currency Fund certificates have been returned.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE CAPITALIZATION BE AFTER THE TRANSACTIONS?

    The following table sets forth, as of February 28, 2001, the capitalization of Global Currency, Hard Currency and Global Bond Funds. The table also shows the projected capitalization of Global Bond Fund as adjusted to give effect to the proposed Transactions. The capitalization of Global Bond Fund and its classes is likely to be different when the Transactions are consummated.



                                                                                                         GLOBAL BOND
                                                   GLOBAL          HARD              GLOBAL          FUND - PROJECTED
                                              CURRENCY FUND    CURRENCY FUND       BOND FUND         AFTER TRANSACTION
                                                (UNAUDITED)      (UNAUDITED)      (UNAUDITED)            (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
Net assets (all classes) (thousands)           $16,260           $32,353           $119,092            $167,705
Total shares outstanding (all classes)       1,559,341         3,914,073         14,645,866          20,625,401
Class A net assets (thousands)                 $16,260           $31,852           $107,791            $155,903
Class A shares outstanding                   1,559,341         3,853,551         13,257,739          19,175,574
Class A net asset value per share               $10.43             $8.27              $8.13               $8.13
Advisor Class net assets (thousands)               -                $501               $159                $660
Advisor Class shares outstanding                   -              60,522             19,572              81,272
Advisor Class net asset value per share            -               $8.28              $8.12               $8.12


                  COMPARISON OF INVESTMENT GOALS AND POLICIES

    This section describes the key differences between the investment policies of the Currency Funds and Global Bond Fund, and certain noteworthy differences between the investment goals and policies of these Funds. For a complete description of Global Bond Fund's investment policies and risks, you should read the Global Bond Fund Prospectuses, which are attached to this Joint Prospectus/Proxy Statement as Exhibits C and D.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT GOALS AND STRATEGIES OF THE FUNDS?

    There are several important differences between the Funds.

    The investment goal of Global Bond Fund is current income with capital appreciation and growth of income. Global Currency Fund's investment goal is to maximize total return through a combination of interest income and changes in the Fund's net asset value due to changes in currency exchange rates. Hard Currency Fund's investment goal is to protect against depreciation of the U.S. dollar relative to other currencies. Although each of these Funds focuses on global fixed-income investments, there are differences in the strategies pursued by the Currency Funds and Global Bond Fund.

    Global Bond Fund seeks to achieve its investment goal by investing primarily in debt securities of companies, governments and government agencies located anywhere in the world. Under normal circumstances, the Fund will invest at least 65% of its total assets in issuers located in at least three countries, one of which may be the U.S. While Global Bond Fund may buy securities rated in any category, it focuses on "investment grade" debt securities. Global Bond Fund may invest up to 25% of its total assets in debt securities that are rated below investment grade. Global Bond Fund may also invest in equity securities and American, European and Global Depositary Receipts.

    Global Currency Fund seeks to achieve its investment goal by investing in high quality, short-term money market instruments denominated in foreign and domestic currencies. Under normal market conditions, Global Currency Fund invests at least 65% of its total assets in money market instruments denominated in any combination of three or more major currencies and does not intend to invest more than (i) 50% in instruments denominated in any one major currency, other than the U.S. dollar, (ii) 5% in instruments denominated in any one non-major currency, or (iii) 25% in instruments denominated in non-major currencies.

    Hard Currency Fund seeks to achieve its investment goal by investing in high quality, short-term money market instruments denominated in foreign major currencies of countries that historically have experienced low inflation rates and, in the manager's opinion, follow economic policies favorable to continued low inflation rates and currency appreciation versus the U.S. dollar over the long-term. Under normal market conditions, Hard Currency Fund will not expose more than 50% of its total assets to currency risk associated with investment in a single foreign currency.

    Both Currency Funds maintain a weighted average maturity of 120 days or less and only buys money market instruments: (i) with effective maturities of one year or less at the time of purchase, and (ii) that the manager considers comparable in quality to instruments rated in the top two ratings by U.S. nationally recognized rating services or issued by companies with an outstanding unsecured debt issue rated in the top two ratings. The Fund may invest up to 10% of its total assets in illiquid securities.

    Each of the Currency Funds is prohibited from buying common stocks, preferred stocks, warrants or other equity securities. Global Bond Fund may invest in these equity securities.

    There are other differences between the Funds that are of lesser significance.

    Global Bond Fund may invest in collateralized mortgage obligations (CMOs), which are fixed-income securities that are collateralized by pools of mortgage loans created by commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other issuers in the U.S. The Currency Funds do not invest in CMOs.

    To earn additional income, each of the Funds may lend certain of its portfolio securities to qualified banks and broker-dealers. Global Bond Fund may lend its portfolio securities up to 33% of the value of the Fund's assets. Each Currency Fund limits such loans to 30% of the value of its assets.

    Each Currency Fund may borrow up to 33 1/3% of the value of its total assets, whereas Global Bond Fund may not borrow more than 30% of the value of its total assets. While borrowings exceed 5% of a Currency Fund's assets, that Fund will not make additional investments.

    Each Currency Fund may pledge up to 33 1/3% of the value of its total assets to secure borrowings for temporary or emergency purposes. Global Bond Fund may pledge up to 15% of the value of its total assets, but may do so to secure all borrowings.

HOW DO THE FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUNDS DIFFER?

    Policies or restrictions that are deemed fundamental may not be changed by either of the Currency Funds or Global Bond Fund without the approval of the lesser of (i) a majority of the outstanding shares of the Fund, or (ii) 67% or more of the shares represented at a meeting of shareholders at which the holders of more than 50% of the outstanding shares are represented ("Majority Vote").

    In addition to the different restrictions that the Funds have adopted with respect to equity securities, securities lending, borrowing and pledging that were described in the previous section, the Funds have adopted several different restrictions as fundamental policies, which may not be changed without the approval of a Majority Vote.

    The Currency Funds may not invest in securities of real estate investment trusts. Global Bond Fund is permitted to invest in such securities.

    The Currency Funds may not underwrite the securities of other issuers. Global Bond Fund may not act as underwriter to any securities.

    The Currency Funds may not buy or sell commodities, except that each of these Funds may buy or sell currencies, may enter into futures contracts on securities, currencies, securities and other indices or any other financial instruments, and may buy and sell options on such futures contracts. Global Bond Fund's commodities purchases and sales are limited to only futures contracts.

    The following restrictions apply only to the Global Bond Fund:

    Global Bond Fund may not purchase or retain securities of any company in which trustees or officers of the trust or of the manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

    Global Bond Fund may not issue senior securities.

    Global Bond Fund may not participate in joint trading accounts.

WHAT ARE THE RISK FACTORS ASSOCIATED WITH INVESTMENTS IN THE FUNDS?

    Like all investments, an investment in any of the Funds involves risk. There is no assurance that the Funds will meet their investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

    FOREIGN SECURITIES RISK. Investments in foreign securities, including money market instruments (in which the Currency Funds invest) and securities of foreign governments, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Funds and affect their share prices.

    POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for a Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

    TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign stock exchanges, money markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of a Fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

    AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

    LIMITED MARKETS. Certain foreign securities and money market instruments may be less liquid (harder to sell) and more volatile than many U.S. securities. This means a Fund may at times be unable to sell foreign securities and money market instruments at favorable prices.

    EMERGING MARKETS. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets, and declines of 50% or more, are not uncommon.

    Global Bond Fund may be more susceptible to the risks of investing in emerging markets since it is permitted to invest up to 100% of its assets in emerging markets.

    CURRENCY EXCHANGE RATE RISK. Changes in foreign currency exchange rates will affect the value of what the Funds owns and the Funds' share prices. Generally, when the U.S. dollar rises in value against a foreign currency, an investment denominated in that currency loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

    Currency management strategies employed by the Currency Funds may substantially change each Fund's exposure to exchange rates and could result in losses to the Fund if currencies do not perform as the manager expects. There is no assurance that the manager's use of currency management strategies will benefit the Fund or that they will be, or can be, used at appropriate times.

    EURO. The Currency Funds and Global Bond Fund may have significant investments in euro-denominated securities. The change to the euro as a single currency is new and untested. It is not possible to predict the impact of the euro on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance. In the first two years of the euro's existence, the exchange rates of the euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their euro-denominated securities. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time.

    INCOME RISK. Since each Fund can only distribute what it earns, a Fund's distributions to shareholders may decline when interest rates fall.

    CREDIT RISK. An issuer of money market instruments or debt securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in an instrument's credit rating may affect an instrument's value and, thus, impact Fund performance.

    LOWER-RATED SECURITIES. Global Bond Fund may invest up to 25% of its assets in debt securities rated below investment grade, sometimes called "junk bonds." Junk bonds generally have more credit risk than higher-rated securities.

    Companies issuing high yield, fixed-income securities are not as strong financially as those issuing securities with higher credit ratings. These companies are more likely to encounter financial difficulties and are more vulnerable to changes in the economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments. If an issuer stops making interest and/or principal payments, payments on the securities may never resume. These securities may be worthless and the Fund could lose its entire investment.

    The prices of high yield, fixed-income securities fluctuate more than higher-quality securities. Prices are especially sensitive to developments affecting the company's business and to changes in the ratings assigned by rating agencies. Prices often are closely linked with the company's stock prices and typically rise and fall in response to factors that affect stock prices. In addition, the entire high yield securities market can experience sudden and sharp price swings due to changes in economic conditions, stock market activity, large sustained sales by major investors, a high-profile default, or other factors.

    High yield securities generally are less liquid than higher-quality securities. Many of these securities do not trade frequently, and when they do their prices may be significantly higher or lower than expected. At times, it may be difficult to sell these securities promptly at an acceptable price, which may limit the Fund's ability to sell securities in response to specific economic events or to meet redemption requests.

    INTEREST RATE RISK When interest rates rise, the price of money market instruments and debt securities may fall. The opposite is also true: the price of these securities may rise when interest rates fall. In general, instruments with longer maturities are more sensitive to these price changes.

    DIVERSIFICATION RISK. Each Fund is a non-diversified fund. It may invest a greater portion of its assets in the securities of one issuer than a diversified fund. As a result, each Fund may be more sensitive to economic, business, political or other changes affecting similar issuers or securities, which may result in greater fluctuation in the value of the Fund's shares. Each Fund, however, intends to meet certain tax diversification requirements.

    DERIVATIVE SECURITIES RISK. Forward currency contracts are considered derivative investments, since their value depends on the value of the underlying asset to be purchased or sold. To the extent each Currency Fund enters into these contracts, their success will depend on the manager's ability to predict market movements.

                               VOTING INFORMATION

HOW MANY VOTES ARE NECESSARY TO APPROVE THE PLAN?

    The affirmative vote of a majority of the total number of shares of each Currency Fund outstanding and entitled to vote is necessary to approve the Plan for that Fund. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of a Currency Fund held at the close of business on April 6, 2001 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

    Under relevant state law and Global Trust's governing documents, abstentions and broker non-votes will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the matters to be voted upon at the Meeting have been approved, and will have the same effect as a vote against the Plan.

HOW DO I ENSURE MY VOTE IS ACCURATELY RECORDED?

    You can vote in any one of four ways:

       o By mail, with the enclosed proxy card.

       o In person at the Meeting

       o By telephone or through the Internet; a control number is provided on your proxy card and separate instructions are enclosed.

    A proxy card is, in essence, a ballot. If you simply sign and date the proxy but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or adjournment of the Meeting.

CAN I REVOKE MY PROXY?

    You may revoke your proxy at any time before it is voted by sending a written notice to Global Trust expressly revoking your proxy, by signing and forwarding to Global Trust a later-dated proxy, or by attending the Meeting and voting in person.

WHAT OTHER MATTERS WILL BE VOTED UPON AT THE MEETING?

    The Board of Trustees of Global Trust does not intend to bring any matters before the Meeting other than those described in this proxy. It is not aware of any other matters to be brought before the Meeting by others. If any other matter legally comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

WHO IS ENTITLED TO VOTE?

    Shareholders of record of each Currency Fund on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were [ ] outstanding shares of Global Currency Fund, [ ] outstanding shares of Hard Currency Fund-Class A and [ ] outstanding shares of Hard Currency Fund-Advisor Class, respectively.

WHAT OTHER SOLICITATIONS WILL BE MADE?

    Each Currency Fund will request broker-dealer firms, custodians, nominees, and fiduciaries to forward proxy material to the beneficial owners of the shares of record. Global Trust may reimburse broker-dealer firms, custodians, nominees, and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of Global Trust without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. Global Trust on behalf of the Currency Funds has engaged Georgeson Shareholder Communications Inc. to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out-of-pocket expenses ranging between $1,577 and $2,325 for Global Currency Fund and $4,753 and $6,573 for Hard Currency Fund. The costs of any such additional solicitation and of any adjourned session will be shared one-quarter by the affected Currency Fund, one-quarter by Global Bond Fund, one-quarter by Advisers, and one-quarter by Investment Counsel.

ARE THERE DISSENTERS' RIGHTS?

    Shareholders of each Currency Fund will not be entitled to any "dissenters' rights" since the proposed Transaction involves two open-end investment companies registered under the 1940 Act (commonly called mutual funds). Although no dissenters' rights may be available, you have the right to redeem your shares at Net Asset Value until the closing date. After the closing date, you may redeem your Global Bond Fund shares or exchange them for shares of certain other funds in the Franklin Templeton Funds, subject to the terms in the prospectus of the respective fund.

                       INFORMATION ABOUT GLOBAL BOND FUND

    Information about Global Bond Fund is included in the Global Bond Fund Class A Prospectus and Advisor Class Prospectus, which are attached to and considered a part of this Joint Prospectus/Proxy Statement. Additional information about Global Bond Fund is included in its Class A and Advisor Class SAIs dated January 1, 2001, which are incorporated into the applicable Prospectus and considered a part of this Joint Prospectus/Proxy Statement. The Global Bond Fund's Annual Report to Shareholders for the fiscal year ended August 30, 2000, is attached to and considered a part of this Joint Prospectus/Proxy Statement. You may request a free copy of either SAI and other information by calling 1-800/DIAL-BEN(R) or by writing to the Global Bond Fund at P.O. Box 33030, St. Petersburg, FL 33733-8030.

    Global Bond Fund files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                      INFORMATION ABOUT THE CURRENCY FUNDS

    Information about each Currency Fund is included in the current Global Trust Class A and Hard Currency Fund Advisor Class Prospectuses, as well as the Global Trust Class A and Hard Currency Fund Advisor Class SAIs dated March 1, 2001, and in Global Trust's Annual Report to Shareholders dated October 31, 2000. These documents have been filed with the SEC. You may request free copies of these documents and other information relating to the Currency Funds by calling 1-800/DIAL BEN(R) or by writing to Global Trust at P.O. Box 997151, Sacramento, CA 95899-9983. Reports and other information filed by the Currency Funds can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Washington, DC 20549. Also, copies of such material can be obtained from the SEC's Public Reference Section, Washington, DC 20549-6009, at prescribed rates, or from the SEC's Internet address at http://www.sec.gov.

                           PRINCIPAL HOLDERS OF SHARES

    As of the Record Date, the officers and trustees of Global Trust, as a group, owned less than 1% of the outstanding voting shares of each Currency Fund. In addition, as of the Record Date, the officers and trustees of Income Trust, as a group, owned less than 1% of the outstanding voting shares of Global Bond Fund. From time to time, the number of Currency Fund shares held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. Except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of any class of Global Bond Fund or either Currency Fund.

                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the investment manager for the Currency Funds

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A shares within 12 months of purchase

DISTRIBUTORS - Franklin Templeton Distributors, Inc., 777 Mariners Island Blvd., San Mateo, CA 94404, the principal underwriter for the Funds

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund, Inc.

FRANKLIN TEMPLETON INVESTMENTS - All registered investment companies and other accounts managed by various subsidiaries of Franklin Resources, Inc., a publicly owned holding company

FT SERVICES - Franklin Templeton Services, LLC, the administrator for the Currency Funds and Global Bond Fund

INVESTMENT COUNSEL - Templeton Investment Counsel, LLC, 500 Broward Blvd., Fort Lauderdale, FL 33394, , the investment manager for Global Bond Fund

INVESTOR SERVICES - Franklin/Templeton Investor Services, LLC, 777 Mariners Island Blvd., San Mateo, CA 94404, the shareholder servicing and transfer agent to the Currency Funds and Global Bond Fund

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting a Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of shares outstanding.

OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge, if applicable. For each Fund, the maximum front-end sales charge is 4.25% for Class A shares of Global Bond Fund and 2.25% for Class A shares of each Currency Fund. We calculate the offering price to two decimal places using standard rounding criteria.

RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States


                          EXHIBITS TO JOINT PROSPECTUS
                               AND PROXY STATEMENT
Exhibit
-------------------------------------------------------------------------------

   A Agreement and Plan of Reorganization by Franklin Templeton Global Trust on behalf of Franklin Templeton Global Currency Fund and Templeton Income Trust on behalf of Templeton Global Bond Fund

   B Agreement and Plan of Reorganization by Franklin Templeton Global Trust on behalf of Franklin Templeton Hard Currency Fund and Templeton Income Trust on behalf of Templeton Global Bond Fund

   C Prospectus of Templeton Global Bond Fund - Class A & C dated January 1, 2001 (enclosed)

   D Prospectus of Templeton Global Bond Fund - Advisor Class dated January 1, 2001 (enclosed)

   E Annual Report to Shareholders of Templeton Global Bond Fund dated August 31, 2000 (enclosed)



                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this[ ] day of [ ], 2001, by and between Franklin Templeton Global Trust ("Global Trust"), a business trust created under the laws of the State of Delaware in 1996 with its principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404, on beha1f of its series, Franklin Templeton Global Currency Fund ("Global Currency Fund"), and Templeton Income Trust ("Income Trust"), a business trust created under the laws of the Commonwealth of Massachusetts in 1986 with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, on beha1f of its series, Templeton Global Bond Fund ("Global Bond Fund").

                             PLAN OF REORGANIZATION

    The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition by Income Trust on behalf of Global Bond Fund, of substantially all of the property, assets and goodwill of Global Currency Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Global Bond Fund - Class A ("Global Bond Fund Shares"); (ii) the distribution of Global Bond Fund Shares to the shareholders of Global Currency Fund ("Global Currency Fund Shares") according to their respective interests in complete liquidation of Global Currency Fund; and (iii) the dissolution of Global Currency Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.


                                    AGREEMENT

    In order to consummate the Agreement and Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF GLOBAL
------------------------------------------------------------------------
    CURRENCY FUND.
    -------------
    (a)Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Income Trust on behalf of Global Bond Fund herein contained, and in consideration of the delivery by Income Trust of the number of Global Bond Fund Shares hereinafter provided, Global Trust on behalf of Global Currency Fund agrees that it will convey, transfer and deliver to Income Trust at the Closing all of Global Currency Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Global Currency Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of Income Trust shall reasonably deem to exist against Global Currency Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Global Currency Fund's books (hereinafter "Net Assets"). Global Currency Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

    (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Global Trust on behalf of Global Currency Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Income Trust agrees at the Closing to deliver to Global Trust the number of Global Bond Fund Shares, determined by dividing the net asset value per share of the Global Currency Fund Shares by the net asset value per share of Global Bond Fund Shares, and multiplying the result thereof by the number of outstanding Global Currency Fund Shares, as of 1:00 p.m. Pacific time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

    (c) Immediately following the Closing, Global Trust shall dissolve Global Currency Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Global Bond Fund Shares received by Global Currency Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Global Currency Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Global Bond Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Global Currency Fund shall be entitled to surrender the same to the transfer agent for Global Bond Fund in exchange for the number of Global Bond Fund Shares into which the Global Currency Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Global Bond Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Global Currency Fund shall be deemed for all Global Bond Fund's purposes to evidence ownership of the number of Global Bond Fund Shares into which the Global Currency Fund Shares (which prior to the Closing were represented thereby) have been converted.



2.  VALUATION.

    (a)The value of Global Currency Fund's Net Assets to be acquired by Global Bond Fund, hereunder shall be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Global Currency Fund's currently effective prospectus.

    (b)The net asset value of a share of beneficial interest of Global Currency Fund Shares shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Global Currency Fund's currently effective prospectus.

    (c)The net asset value of a share of beneficial interest of Global Bond Fund Shares shall be determined to as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Global Bond Fund's currently effective prospectus.

3. CLOSING AND CLOSING DATE. The Closing Date shall be June 7, 2001, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Global Trust at 2:00 p.m., Pacific time, on the Closing Date. Global Trust on behalf of Global Currency Fund shall have provided for delivery as of the Closing those Net Assets of Global Currency Fund to be transferred to the account of Global Bond Fund's Custodian, The Chase Manhattan Bank, MetroTech Center, Brooklyn, New York 11245. Also, Global Trust on behalf of Global Currency Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of its Global Currency Fund Shares and the number of full and fractional shares of beneficial interest of Global Currency Fund Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Income Trust on behalf of Global Bond Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Global Bond Fund to be delivered to the account of Global Currency Fund at said transfer agent registered in such manner as the officers of Global Trust on behalf of Global Currency Fund may request, or provide evidence satisfactory to Global Trust that such Global Bond Fund Shares have been registered in an account on the books of Global Bond Fund in such manner as the officers of Global Trust on behalf of Global Currency Fund may request.

4.  REPRESENTATIONS AND WARRANTIES BY INCOME TRUST ON BEHALF OF GLOBAL BOND
    -----------------------------------------------------------------------
FUND.

    Income Trust, on behalf of Global Bond Fund, represents and warrants to Global Trust that:

    (a)Global Bond Fund is a series of Income Trust, a business trust created under the laws of the Commonwealth of Massachusetts on June 16, 1986, and is validly existing under the laws of that commonwealth. Income Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Global Bond Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b)Income Trust is authorized to issue an unlimited number of shares of beneficial interest of Global Bond Fund Shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Global Bond Fund is further divided into three classes of shares of which Global Bond Fund Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to Global Bond Fund Shares.

    (c)The financial statements appearing in the Global Bond Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2000, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Global Trust, fairly present the financial position of Global Bond Fund as of such dates and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d)The books and records of Global Bond Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Global Bond Fund.

    (e)Income Trust has the necessary power and authority to conduct Global Bond Fund's business as such business is now being conducted.

    (f)Income Trust, on behalf of Global Bond Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Declaration of Trust") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

    (g) Income Trust has elected to treat Global Bond Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Global Bond Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.
    (h) Global Bond Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Global Bond Fund does not have any unamortized or unpaid organizational fees or expenses.

5.  REPRESENTATIONS AND WARRANTIES BY GLOBAL TRUST ON BEHALF OF GLOBAL
    ------------------------------------------------------------------
CURRENCY FUND.

    Global Trust, on behalf of Global Currency Fund, represents and warrants to Income Trust that:

    (a)Global Currency Fund is a series of Global Trust, a business trust created under the laws of the State of Delaware on October 1, 1996, and is validly existing under the laws of that state. Global Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Global Trust's Global Currency Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b)Global Trust is authorized to issue an unlimited number of shares of beneficial interest of Global Currency Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights and currently issues shares of three (3) series including Global Currency Fund. One class of shares of Global Currency Fund has been designated as the Global Currency Fund-Class A Shares, and an unlimited number of shares of beneficial interest of Global Trust, par value $0.01 per share, have been allocated to Global Currency Fund Shares.

    (c)The financial statements appearing in the Global Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2000, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Income Trust, fairly present the financial position of Global Currency Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) The books and records of Global Currency Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Global Currency Fund.

    (e) Global Trust has the necessary power and authority to conduct Global Currency Fund's business as such business is now being conducted.

    (f) Global Trust on behalf of Global Currency Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

    (g) Global Trust has elected to treat Global Currency Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Global Currency Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (h) Global Currency Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Global Currency Fund does not have any unamortized or unpaid organization fees or expenses.

6.  REPRESENTATIONS AND WARRANTIES BY GLOBAL TRUST AND INCOME TRUST.
    ---------------------------------------------------------------

    Global Trust, on behalf of Global Currency Fund, and Income Trust, on behalf of Global Bond Fund, each represents and warrants to the other that:

    (a)The statement of assets and liabilities to be furnished by it as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Global Bond Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b)At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c)Except as disclosed in its currently effective prospectus relating to the Global Currency Fund, in the case of Global Trust, and Global Bond Fund, in the case of Income Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

    (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

    (f) It anticipates that consummation of this Plan will not cause Global Currency Fund, in the case of Global Trust, and Global Bond Fund, in the case of Income Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

    (g) It has the necessary power and authority to conduct the business on behalf of its Fund, as such business is now being conducted.

7.  COVENANTS OF GLOBAL TRUST AND INCOME TRUST.
    ------------------------------------------

    (a) Global Trust, on behalf of Global Currency Fund, and Income Trust, on behalf of Global Bond Fund, each covenant to operate their respective businesses, as presently conducted between the date hereof and the Closing.

    (b) Global Trust, on behalf of Global Currency Fund, undertakes that it will not acquire Global Bond Fund Shares for the purpose of making distributions thereof to anyone other than Global Currency Fund's shareholders.

    (c) Global Trust, on behalf of Global Currency Fund, undertakes that, if this Plan is consummated, it will liquidate and dissolve Global Currency Fund.

    (d) Global Trust, on behalf of Global Currency Fund, and Income Trust, on behalf of Global Bond Fund, each agree that, by the Closing, all of the their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

    (e) At the Closing, Global Trust, on behalf of Global Currency Fund, will provide Global Bond Fund a copy of the shareholder ledger accounts, certified by Global Currency Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Global Currency Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Global Bond Fund as a result of the transfer of assets that is the subject of this Plan.

    (f) Global Trust agrees to mail to each shareholder of record of Global Currency Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

    (g) Income Trust will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Global Bond Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Global Currency Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY GLOBAL TRUST AND INCOME TRUST.
   ---------------------------------------------------------------------

    The consummation of this Plan hereunder shall be subject to the following respective conditions:

    (a)That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b)That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of each of the Funds.

    (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

    (d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Global Currency Fund at an annual or special meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Global Currency Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(a) of the Code.

    (f) That there shall be delivered to Global Trust, on behalf of Global Currency Fund, and Income Trust, on behalf of Global Bond Fund, an opinion from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Global Trust and Income Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of Global Trust and Income Trust with regard to matters of fact:

       (1) The acquisition by Global Bond Fund of substantially all the assets of Global Currency Fund as provided for herein in exchange for Global Bond Fund Shares followed by the distribution by Global Currency Fund to its shareholders of Global Bond Fund Shares in complete liquidation of Global Currency Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Global Currency Fund and Global Bond Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by Global Currency Fund upon the transfer of substantially all of its assets to Global Bond Fund in exchange solely for voting shares of Global Bond Fund (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to
Section 1276 of the Code;

       (3) No gain or loss will be recognized by Global Bond Fund upon the receipt of substantially all of the assets of Global Currency Fund in exchange solely for voting shares of Global Bond Fund (Section 1032(a) of the Code);

       (4) No gain or loss will be recognized by Global Currency Fund upon the distribution of Global Bond Fund Shares to its shareholders in liquidation of Global Currency Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

       (5) The basis of the assets of Global Currency Fund received by Global Bond Fund will be the same as the basis of such assets to Global Currency Fund immediately prior to the reorganization (Section 362(b) of the Code);

       (6) The holding period of the assets of Global Currency Fund received by Global Bond Fund will include the period during which such assets were held by Global Currency Fund (Section 1223(2) of the Code);

       (7) No gain or loss will be recognized to the shareholders of Global Currency Fund upon the exchange of their shares in Global Currency Fund for voting shares of Global Bond Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

       (8) The basis of Global Bond Fund Shares received by shareholders of Global Currency Fund shall be the same as the basis of the Global Currency Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

       (9) The holding period of Global Bond Fund Shares received by shareholders of Global Currency Fund (including fractional shares to which they may be entitled) will include the holding period of the Global Currency Fund Shares surrendered in exchange therefor, provided that the Global Currency Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

       (10) Global Bond Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Global Currency Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

    (g) That there shall be delivered to Income Trust on behalf of Global Bond Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Global Trust on behalf of Global Currency Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Global Currency Fund is a series of Global Trust, a business trust organized under the laws of the State of Delaware on October 1, 1996, and is a validly existing business trust and in good standing under the laws of that state;

       (2) Global Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share of Global Currency Fund. One class of shares of Global Currency Fund has been designated as the Global Currency Fund-Class A Shares, and an unlimited number of shares of beneficial interest of the Trust has been allocated to Global Currency Fund Shares. Assuming that the initial shares of beneficial interest of Global Currency Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-laws of Global Trust, and that all other outstanding shares of Global Currency Fund were sold, issued and paid for in accordance with the terms of Global Currency Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

       (3) Global Currency Fund is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Except as disclosed in Global Currency Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Global Currency Fund, the unfavorable outcome of which would materially and adversely affect Global Trust or Global Currency Fund;

       (5) All actions required to be taken by Global Trust on behalf of Global Currency Fund to authorize this Plan and to effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of Global Trust on behalf of Global Currency Fund; and

       (6) Neither the execution, delivery, nor performance of this Plan by Global Trust on behalf of Global Currency Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Global Trust is a party or by which Global Trust is otherwise bound; this Plan is the legal, valid and binding obligation of Global Trust on behalf of Global Currency Fund and is enforceable against Global Trust on behalf of Global Currency Fund in accordance with its terms.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Global Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Global Trust.

    (h) That there shall be delivered to Global Trust on behalf of Global Currency Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Income Trust on behalf of Global Bond Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

    (1) Global Bond Fund is a series of Income Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on June 16, 1986 and is a validly existing business trust and in good standing under the laws of that commonwealth;

       (2) Income Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share of Global Bond Fund. Global Bond Fund is further divided into three classes of shares of which Global Bond Fund - Class A Shares is one, and an unlimited number of shares of beneficial interest, par value $0.01 per share, has been allocated and designated to Global Bond Fund Shares. Assuming that the initial shares of beneficial interest of Global Bond Fund were issued in accordance with the 1940 Act, and the Declaration of Trust and By-laws of Income Trust, and that all other outstanding shares of Global Bond Fund were sold, issued and paid for in accordance with the terms of Global Bond Fund's prospectus in effect at the time of such sales, each such outstanding share of Global Bond Fund is fully paid, non-assessable, freely transferable and has full voting rights;

       (3) Global Bond Fund is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Except as disclosed in Global Bond Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Global Bond Fund, the unfavorable outcome of which would materially and adversely affect Income Trust or Global Bond Fund;

       (5) Global Bond Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Income Trust on behalf of Global Bond Fund;

       (6) All actions required to be taken by Income Trust on behalf of Global Bond Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Income Trust on behalf of Global Bond Fund;

       (7) Neither the execution, delivery, nor performance of this Plan by Income Trust on behalf of Global Bond Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Income Trust is a party or by which Income Trust is otherwise bound; this Plan is the legal, valid and binding obligation of Income Trust on behalf of Global Bond Fund and is enforceable against Income Trust on behalf of Global Bond Fund in accordance with its terms; and

       (8) The registration statement of Income Trust, of which the prospectus dated January 1, 2001 of Global Bond Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Income Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Income Trust.

    (i) That Global Currency Fund shall have received a certificate from the President and Secretary of Income Trust on behalf of Global Bond Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    (j) That Income Trust's Registration Statement with respect to Global Bond Fund Shares to be delivered to Global Currency Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (k) That Global Bond Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Global Bond Fund Shares lawfully to be delivered to each holder of Global Currency Fund Shares.

    (l) That, at the Closing, there shall be transferred to Income Trust on behalf of Global Bond Fund, aggregate Net Assets of Global Currency Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Global Currency Fund on the Closing Date.

    (m) That there be delivered to Income Trust on behalf of Global Bond Fund information concerning the tax basis of Global Currency Fund in all securities transferred to Global Bond Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Global Currency Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Global Currency Fund respect to each shareholder.

9. BROKERAGE FEES AND EXPENSES.

    (a) Global Trust on behalf of Global Currency Fund and Income Trust on behalf of Global Bond Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

    (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by Global Bond Fund, one-quarter by Global Currency Fund, and one-quarter by Franklin Advisers, Inc. and one-quarter by Templeton Investment Counsel, LLC.

10.    TERMINATION; POSTPONEMENT; WAIVER; ORDER.

    (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Global Currency
Fund) prior to the Closing, or the Closing may be postponed as follows:

(1) by mutual consent of Global Trust on behalf of Global Currency Fund and Income Trust on behalf of Global Bond Fund;

(2) by Income Trust on behalf of Global Bond Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

(3) by Global Trust on behalf of Global Currency Fund if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived.

    An election by Income Trust or Global Trust to terminate this Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Trustees of either Income Trust or Global Trust.

    (b) If the transactions contemplated by this Plan have not been consummated by October 31, 2001, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Income Trust and Global Trust.

    (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Global Trust, Income Trust, Global Currency Fund nor Global Bond Fund, nor their trustees, officers, or agents or the shareholders of Global Currency Fund or Global Bond Fund shall have any liability in respect of this Plan.

    (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

    (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Plan of Reorganization, and neither Global Trust nor Income Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Global Trust or Income Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

    (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Global Trust on behalf of Global Currency Fund or Income Trust on behalf of Global Bond Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Global Currency Fund, unless such terms and conditions shall result in a change in the method of computing the number of Global Bond Fund Shares to be issued to Global Currency Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Global Currency Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless Global Trust shall promptly call a special meeting of the shareholders of Global Currency Fund at which such conditions so imposed shall be submitted for approval.

11.    ENTIRE AGREEMENT AND AMENDMENTS.

    This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.    COUNTERPARTS.

    This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.    NOTICES.

    Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Templeton Global Trust, at 777 Mariners Island Boulevard, San Mateo, California 94404, Attention:
Secretary, or Templeton Income Trust, at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, Attention: Secretary, as the case may be.

14.    GOVERNING LAW.

    This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.


IN WITNESS WHEREOF, Global Trust, on behalf of Global Currency Fund, and Income Trust, on behalf of Global Bond Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                               FRANKLIN TEMPLETON GLOBAL TRUST, ON BEHALF OF FRANKLIN TEMPLETON GLOBAL CURRENCY FUND
Attest:

_________________________      By:________________________________
Murray L. Simpson                 David P. Goss
Secretary                         Vice President


                               TEMPLETON INCOME TRUST, ON
                               BEHALF OF TEMPLETON GLOBAL BOND FUND

Attest:


_________________________           By:________________________________
Barbara J. Green                       David P. Goss
Secretary                              Vice President



                                    EXHIBIT B

                      AGREEMENT AND PLAN OF REORGANIZATION

    THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Plan"), is made as of this[ ] day of [ ], 2001, by and between Franklin Templeton Global Trust ("Global Trust"), a business trust created under the laws of the State of Delaware in 1996 with its principal place of business at 777 Mariners Island Boulevard, San Mateo, California 94404, on beha1f of its series, Franklin Templeton Hard Currency Fund ("Hard Currency Fund"), and Templeton Income Trust ("Income Trust"), a business trust created under the laws of the Commonwealth of Massachusetts in 1986 with its principal place of business at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, on beha1f of its series, Templeton Global Bond Fund ("Global Bond Fund").


                             PLAN OF REORGANIZATION

    The reorganization (hereinafter referred to as the "Plan of Reorganization") will consist of (i) the acquisition Income Trust on behalf of Global Bond Fund, of substantially all of the property, assets and goodwill of Hard Currency Fund in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Global Bond Fund - Class A ("Global Bond Fund Class A Shares") and full and fractional shares of beneficial interest, par value $0.01 per share, of Global Bond Fund - Advisor Class ("Global Bond Fund Advisor Class Shares") (collectively, " Global Bond Fund Shares"); (ii) the distribution of
(a) Global Bond Fund Class A Shares to the shareholders of Hard Currency Fund - Class A shares ("Hard Currency Fund Class A Shares") and (b) Global Bond Fund Advisor Class Shares to the shareholders of Hard Currency Fund - Advisor Class shares ("Hard Currency Fund Advisor Class Shares") (collectively, " Hard Currency Fund Shares"), according to their respective interests in complete liquidation of Hard Currency Fund; and (iii) the dissolution of Hard Currency Fund as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Plan hereinafter set forth.



                                    AGREEMENT

    In order to consummate the Agreement and Plan of Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1.    SALE AND TRANSFER OF ASSETS, LIQUIDATION AND DISSOLUTION OF HARD
----------------------------------------------------------------------
    CURRENCY FUND.
    -------------
    (a)Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Income Trust on behalf of Global Bond Fund herein contained, and in consideration of the delivery by Income Trust of the number of Global Bond Fund Class A Shares and Global Bond Fund Advisor Class Shares hereinafter provided, Global Trust on behalf of Hard Currency Fund agrees that it will convey, transfer and deliver to Income Trust at the Closing all of Hard Currency Fund's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Plan (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Hard Currency Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and excluding those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of Income Trust shall reasonably deem to exist against Hard Currency Fund, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Hard Currency Fund's books (hereinafter "Net Assets"). Hard Currency Fund shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date.

    (b) Subject to the terms and conditions of this Plan, and in reliance on the representations and warranties of Global Trust on behalf of Hard Currency Fund herein contained, and in consideration of such sale, conveyance, transfer, and delivery, Income Trust agrees at the Closing to deliver to Global Trust: (i) the number of Global Bond Fund Class A Shares, determined by dividing the net asset value per share of the Hard Currency Fund Shares by the net asset value per share of Global Bond Fund Class A Shares, and multiplying the result thereof by the number of outstanding Hard Currency Fund Class A Shares, as of 1:00 p.m. Pacific time on the Closing Date; and (ii) the number of Global Bond Fund Advisor Class Shares, determined by dividing the net asset value per share of the Hard Currency Fund Advisor Class Shares by the net asset value per share of Global Bond Fund Advisor Class Shares, and multiplying the result thereof by the number of outstanding Hard Currency Fund Advisor Class Shares, as of 1:00 p.m. Pacific time on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

    (c) Immediately following the Closing, Global Trust shall dissolve Hard Currency Fund and distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Global Bond Fund Shares received by Hard Currency Fund pursuant to this Section 1. Such liquidation and distribution shall be accomplished by the establishment of accounts on the share records of Hard Currency Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Global Bond Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Hard Currency Fund shall be entitled to surrender the same to the transfer agent for Global Bond Fund in exchange for the number of Global Bond Fund Shares into which the Hard Currency Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Global Bond Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Hard Currency Fund shall be deemed for all Global Bond Fund's purposes to evidence ownership of the number of Global Bond Fund Shares into which the Hard Currency Fund Shares (which prior to the Closing were represented thereby) have been converted.



2.  VALUATION.

    (a)The value of Hard Currency Fund's Net Assets to be acquired by Global Bond Fund, hereunder shall be computed as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Hard Currency Fund's currently effective prospectus.

    (b)The net asset value of a share of beneficial interest of Hard Currency Fund Shares shall be determined to the fourth decimal place as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Hard Currency Fund's currently effective prospectus.

    (c)The net asset value of a share of beneficial interest of Global Bond Fund Shares shall be determined to as of 1:00 p.m. Pacific time on the Closing Date using the valuation procedures set forth in Global Bond Fund's currently effective prospectus.

3. CLOSING AND CLOSING DATE. The Closing Date shall be June 7, 2001, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of Global Trust at 2:00 p.m., Pacific time, on the Closing Date. Global Trust on behalf of Hard Currency Fund shall have provided for delivery as of the Closing those Net Assets of Hard Currency Fund to be transferred to the account of Global Bond Fund's Custodian, The Chase Manhattan Bank, MetroTech Center, Brooklyn, New York 11245. Also, Global Trust on behalf of Hard Currency Fund shall deliver at the Closing a list of names and addresses of the shareholders of record of its Hard Currency Fund Class A Shares and Hard Currency Fund Advisor Class Shares and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m. Pacific time on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. Income Trust on behalf of Global Bond Fund shall issue and deliver a certificate or certificates evidencing the shares of beneficial interest of Global Bond Fund to be delivered to the account of Hard Currency Fund at said transfer agent registered in such manner as the officers of Global Trust on behalf of Hard Currency Fund may request, or provide evidence satisfactory to Global Trust that such Global Bond Fund Shares have been registered in an account on the books of Global Bond Fund in such manner as the officers of Global Trust on behalf of Hard Currency Fund may request.

4.  REPRESENTATIONS AND WARRANTIES BY INCOME TRUST ON BEHALF OF GLOBAL BOND
    -----------------------------------------------------------------------
FUND.

    Income Trust, on behalf of Global Bond Fund, represents and warrants to Global Trust that:

    (a)Global Bond Fund is a series of Income Trust, a business trust created under the laws of the Commonwealth of Massachusetts on June 16, 1986, and is validly existing under the laws of that commonwealth. Income Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company and all of the Global Bond Fund Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b)Income Trust is authorized to issue an unlimited number of shares of beneficial interest of Global Bond Fund Shares, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights. Global Bond Fund is further divided into three classes of shares of which Global Bond Fund Class A Shares and Global Bond Fund Advisor Class Shares are two, and an unlimited number of shares of beneficial interest, par value $0.01 per share, have been allocated and designated to each Class of Global Bond Fund.

    (c)The financial statements appearing in the Global Bond Fund's Annual Report to Shareholders for the fiscal year ended August 31, 2000, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Global Trust, fairly present the financial position of Global Bond Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d)The books and records of Global Bond Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Global Bond Fund.

    (e)Income Trust has the necessary power and authority to conduct Global Bond Fund's business as such business is now being conducted.

    (f)Income Trust, on behalf of Global Bond Fund, is not a party to or obligated under any provision of its Declaration of Trust, as amended ("Declaration of Trust") or Amended and Restated By-laws ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree that would be violated by its execution of or performance under this Plan.

    (g) Income Trust has elected to treat Global Bond Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Global Bond Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (h) Global Bond Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Global Bond Fund does not have any unamortized or unpaid organizational fees or expenses.

5.  REPRESENTATIONS AND WARRANTIES BY GLOBAL TRUST ON BEHALF OF HARD CURRENCY
    -------------------------------------------------------------------------
FUND.

    Global Trust, on behalf of Hard Currency Fund, represents and warrants to Income Trust that:

    (a)Hard Currency Fund is a series of Global Trust, a business trust created under the laws of the State of Delaware on October 1, 1996, and is validly existing under the laws of that state. Global Trust is duly registered under the 1940 Act as an open-end, management investment company and all of Global Trust's Hard Currency Fund Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

    (b)Global Trust is authorized to issue an unlimited number of shares of beneficial interest of Hard Currency Fund, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable, and has full voting rights and currently issues shares of three (3) series including Hard Currency Fund. Hard Currency Fund is further divided into two classes of shares, Hard Currency Fund Class A Shares and Hard Currency Fund Advisor Class Shares, and an unlimited number of shares of beneficial interest of Global Trust, par value $0.01 per share, have been allocated and designated to each Class of Hard Currency Fund.

    (c)The financial statements appearing in the Global Trust's Annual Report to Shareholders for the fiscal year ended October 31, 2000, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to Income Trust, fairly present the financial position of Hard Currency Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

    (d) The books and records of Hard Currency Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Hard Currency Fund.

    (e) Global Trust has the necessary power and authority to conduct Hard Currency Fund's business as such business is now being conducted.

    (f) Global Trust on behalf of Hard Currency Fund is not a party to or obligated under any provision of its Agreement and Declaration of Trust or By-laws, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Plan.

    (g) Global Trust has elected to treat Hard Currency Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Hard Currency Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by the Plan will not cause it to fail to be qualified as a RIC as of the Closing Date.

    (h) Hard Currency Fund is not under jurisdiction of a Court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

    (i) Hard Currency Fund does not have any unamortized or unpaid organization fees or expenses.

6.  REPRESENTATIONS AND WARRANTIES BY GLOBAL TRUST AND INCOME TRUST.
    ---------------------------------------------------------------

    Global Trust, on behalf of Hard Currency Fund, and Income Trust, on behalf of Global Bond Fund, each represents and warrants to the other that:

    (a)The statement of assets and liabilities to be furnished by it as of 1:00 p.m. Pacific time on the Closing Date for the purpose of determining the number of Global Bond Fund Shares to be issued pursuant to Section 1 of this Plan, will accurately reflect each Fund's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

    (b)At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

    (c)Except as disclosed in its currently effective prospectuses relating to the Hard Currency Fund, in the case of Global Trust, and Global Bond Fund, in the case of Income Trust, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it.

    (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

    (e) The execution, delivery, and performance of this Plan have been duly authorized by all necessary action of its Board of Trustees, and this Plan constitutes a valid and binding obligation enforceable in accordance with its terms.

    (f) It anticipates that consummation of this Plan will not cause Hard Currency Fund, in the case of Global Trust, and Global Bond Fund, in the case of Income Trust, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation as a RIC at the end of its fiscal year.

    (g) It has the necessary power and authority to conduct the business of its Fund, as such business is now being conducted.

7.  COVENANTS OF GLOBAL TRUST AND INCOME TRUST.
    ------------------------------------------

    (a) Global Trust, on behalf of Hard Currency Fund, and Income Trust, on behalf of Global Bond Fund, each covenant to operate their respective businesses, as presently conducted between the date hereof and the Closing.

    (b) Global Trust, on behalf of Hard Currency Fund, undertakes that it will not acquire Global Bond Fund Shares for the purpose of making distributions thereof to anyone other than Hard Currency Fund's shareholders.

    (c) Global Trust, on behalf of Hard Currency Fund, undertakes that, if this Plan is consummated, it will liquidate and dissolve Hard Currency Fund.

    (d) Global Trust, on behalf of Hard Currency Fund, and Income Trust, on behalf of Global Bond Fund, each agree that, by the Closing, all of the their Federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all Federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

    (e) At the Closing, Global Trust, on behalf of Hard Currency Fund, will provide Global Bond Fund a copy of the shareholder ledger accounts, certified by Hard Currency Fund's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Hard Currency Fund Shares as of 1:00 p.m. Pacific time on the Closing Date who are to become shareholders of Global Bond Fund as a result of the transfer of assets that is the subject of this Plan.

    (f) Global Trust agrees to mail to each shareholder of record of Hard Currency Fund entitled to vote at the meeting of its shareholders at which action on this Plan is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus and Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

    (g) Income Trust will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Global Bond Fund Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of Hard Currency Fund's shareholders' meeting, and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. CONDITIONS PRECEDENT TO BE FULFILLED BY GLOBAL TRUST AND INCOME TRUST.
   ---------------------------------------------------------------------

    The consummation of this Plan hereunder shall be subject to the following respective conditions:

    (a)That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Plan to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President and by the Secretary or equivalent officer to the foregoing effect.

    (b)That each party shall have delivered to the other party a copy of the resolutions approving the Plan adopted and approved by the appropriate action of the Board of Trustees certified by its Secretary or equivalent officer of each of the Funds.

    (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

    (d) That this Plan and the Plan of Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Hard Currency Fund at an annual or special meeting or any adjournment thereof.

    (e) That a distribution or distributions shall have been declared for Hard Currency Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m. Pacific time on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(a) of the Code.

    (f) That there shall be delivered to Global Trust, on behalf of Hard Currency Fund, and Income Trust, on behalf of Global Bond Fund an opinion, from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Global Trust and Income Trust, to the effect that, provided the acquisition contemplated hereby is carried out in accordance with this Plan and based upon certificates of the officers of Global Trust and Income Trust with regard to matters of fact:

       (1) The acquisition by Global Bond Fund of substantially all the assets of Hard Currency Fund as provided for herein in exchange for Global Bond Fund Shares followed by the distribution by Hard Currency Fund to its shareholders of Global Bond Fund Shares in complete liquidation of Hard Currency Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Hard Currency Fund and Global Bond Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

       (2) No gain or loss will be recognized by Hard Currency Fund upon the transfer of substantially all of its assets to Global Bond Fund in exchange solely for voting shares of Global Bond Fund (Sections 361(a) and 357(a) of the Code). No opinion, however, will be expressed as to whether any accrued market discount will be required to be recognized as ordinary income pursuant to
Section 1276 of the Code;

       (3) No gain or loss will be recognized by Global Bond Fund upon the receipt of substantially all of the assets of Hard Currency Fund in exchange solely for voting shares of Global Bond Fund (Section 1032(a) of the Code);

       (4) No gain or loss will be recognized by Hard Currency Fund upon the distribution of Global Bond Fund Shares to its shareholders in liquidation of Hard Currency Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

       (5) The basis of the assets of Hard Currency Fund received by Global Bond Fund will be the same as the basis of such assets to Hard Currency Fund immediately prior to the reorganization (Section 362(b) of the Code);

       (6) The holding period of the assets of Hard Currency Fund received by Global Bond Fund will include the period during which such assets were held by Hard Currency Fund (Section 1223(2) of the Code);

       (7) No gain or loss will be recognized to the shareholders of Hard Currency Fund upon the exchange of their shares in Hard Currency Fund for voting shares of Global Bond Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

       (8) The basis of Global Bond Fund Shares received by the shareholders of Hard Currency Fund shall be the same as the basis of the Hard Currency Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

       (9) The holding period of Global Bond Fund Shares received by shareholders of Hard Currency Fund (including fractional shares to which they may be entitled) will include the holding period of the Hard Currency Fund Shares surrendered in exchange therefor, provided that the Hard Currency Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

       (10) Global Bond Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Hard Currency Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

    (g) That there shall be delivered to Income Trust on behalf of Global Bond Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Global Trust on behalf of Hard Currency Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Hard Currency Fund is a series of Global Trust, a business trust organized under the laws of the State of Delaware on October 1, 1996, and is a validly existing business trust and in good standing under the laws of that state;

       (2) Global Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share of Hard Currency Fund. Two classes of shares of Hard Currency Fund have been designated as the Hard Currency Fund Class A Shares and Hard Currency Fund Advisor Class Shares, and an unlimited number of shares of beneficial interest of the Trust has been allocated to each Class of Hard Currency Fund. Assuming that the initial shares of beneficial interest of Hard Currency Fund were issued in accordance with the 1940 Act and the Agreement and Declaration of Trust and By-laws of Global Trust, and that all other outstanding shares of Hard Currency Fund were sold, issued and paid for in accordance with the terms of Hard Currency Fund's prospectus in effect at the time of such sales, each such outstanding share is fully paid, non-assessable, freely transferable and has full voting rights;

       (3) Hard Currency Fund is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Except as disclosed in Hard Currency Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Hard Currency Fund, the unfavorable outcome of which would materially and adversely affect Global Trust or Hard Currency Fund;

       (5) All actions required to be taken by Global Trust on behalf of Hard Currency Fund to authorize this Plan and to effect the Plan contemplated hereby have been duly authorized by all necessary action on the part of Global Trust on behalf of Hard Currency Fund; and

       (6) Neither the execution, delivery, nor performance of this Plan by Global Trust on behalf of Hard Currency Fund violates any provision of its Agreement and Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Global Trust is a party or by which Global Trust is otherwise bound; this Plan is the legal, valid and binding obligation of Global Trust on behalf of Hard Currency Fund and is enforceable against Global Trust on behalf of Hard Currency Fund in accordance with its terms.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Global Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Global Trust.

    (h) That there shall be delivered to Global Trust on behalf of Hard Currency Fund an opinion in form and substance satisfactory to it from Messrs. Stradley, Ronon, Stevens & Young, LLP, counsel to Income Trust on behalf of Global Bond Fund, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

       (1) Global Bond Fund is a series of Income Trust, a business trust organized under the laws of the Commonwealth of Massachusetts on June 16, 1986 and is a validly existing business trust and in good standing under the laws of that commonwealth;

       (2) Income Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share of Global Bond Fund. Global Bond Fund is further divided into three classes of shares of which Global Bond Fund Class A Shares and Global Bond Fund Advisor Class Shares are two, and an unlimited number of shares of beneficial interest, par value $0.01 per share, has been allocated and designated to each of those Classes of Global Bond Fund. Assuming that the initial shares of beneficial interest of Global Bond Fund were issued in accordance with the 1940 Act, and the Declaration of Trust and By-laws of Income Trust, and that all other outstanding shares of Global Bond Fund were sold, issued and paid for in accordance with the terms of Global Bond Fund's prospectus in effect at the time of such sales, each such outstanding share of Global Bond Fund is fully paid, non-assessable, freely transferable and has full voting rights;

       (3) Global Bond Fund is an open-end investment company of the management type registered as such under the 1940 Act;

       (4) Except as disclosed in Global Bond Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Global Bond Fund, the unfavorable outcome of which would materially and adversely affect Income Trust or Global Bond Fund;

       (5) Global Bond Fund Shares to be issued pursuant to the terms of this Plan have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by Income Trust on behalf of Global Bond Fund;

       (6) All actions required to be taken by Income Trust on behalf of Global Bond Fund to authorize this Plan and to effect the Plan of Reorganization contemplated hereby have been duly authorized by all necessary action on the part of Income Trust on behalf of Global Bond Fund;

       (7) Neither the execution, delivery, nor performance of this Plan by Income Trust on behalf of Global Bond Fund violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which Income Trust is a party or by which Income Trust is otherwise bound; this Plan is the legal, valid and binding obligation of Income Trust on behalf of Global Bond Fund and is enforceable against Income Trust on behalf of Global Bond Fund in accordance with its terms; and

       (8) The registration statement of Income Trust, of which the prospectus dated January 1, 2001 of Global Bond Fund is a part (the "Prospectus") is, at the time of the signing of this Plan, effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective, or at the time of the signing of this Plan, or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

    In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Income Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Income Trust.

    (i) That Hard Currency Fund shall have received a certificate from the President and Secretary of Income Trust on behalf of Global Bond Fund to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Plan, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

    (j) That Income Trust's Registration Statement with respect to Global Bond Fund Shares to be delivered to Hard Currency Fund's shareholders in accordance with this Plan shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

    (k) That Global Bond Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Global Bond Fund Shares lawfully to be delivered to each holder of Hard Currency Fund Shares.

    (l) That, at the Closing, there shall be transferred to Income Trust on behalf of Global Bond Fund, aggregate Net Assets of Hard Currency Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Hard Currency Fund on the Closing Date.

    (m) That there be delivered to Income Trust on behalf of Global Bond Fund information concerning the tax basis of Hard Currency Fund in all securities transferred to Global Bond Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Hard Currency Fund as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Hard Currency Fund respect to each shareholder.

9. BROKERAGE FEES AND EXPENSES.

    (a) Global Trust on behalf of Hard Currency Fund and Income Trust on behalf of Global Bond Fund each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

    (b) The expenses of entering into and carrying out the provisions of this Plan shall be borne one-quarter by Global Bond Fund, one-quarter by Hard Currency Fund, and one-quarter by Franklin Advisers, Inc. and one-quarter by Templeton Investment Counsel, LLC.

10.    TERMINATION; POSTPONEMENT; WAIVER; ORDER.

    (a) Anything contained in this Plan to the contrary notwithstanding, this Plan may be terminated and the Plan of Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Hard Currency
Fund) prior to the Closing, or the Closing may be postponed as follows:

(1) by mutual consent of Global Trust on behalf of Hard Currency Fund and Income Trust on behalf of Global Bond Fund;

(2) by Income Trust on behalf of Global Bond Fund if any condition of its obligations set forth in Section 8 has not been fulfilled or waived; or

(3) by Global Trust on behalf of Hard Currency Fund if any conditions of its obligations set forth in Section 8 has not been fulfilled or waived.

    An election by Income Trust or Global Trust to terminate this Plan and to abandon the Plan of Reorganization shall be exercised respectively, by the Board of Trustees of either Income Trust or Global Trust.

    (b) If the transactions contemplated by this Plan have not been consummated by October 31, 2001, the Plan shall automatically terminate on that date, unless a later date is agreed to by both Income Trust and Global Trust.

    (c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Global Trust, Income Trust, Hard Currency Fund nor Global Bond Fund, nor their trustees, officers, or agents or the shareholders of Hard Currency Fund or Global Bond Fund shall have any liability in respect of this Plan.

    (d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board of Trustees, such action or waiver will not have a material adverse effect on the benefits intended under this Plan to its shareholders, on behalf of whom such action is taken.

    (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Agreement and Plan of Reorganization, and neither Global Trust nor Income Trust, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of Global Trust or Income Trust against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

    (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of Global Trust on behalf of Hard Currency Fund or Income Trust on behalf of Global Bond Fund to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of Hard Currency Fund, unless such terms and conditions shall result in a change in the method of computing the number of Global Bond Fund Shares to be issued to Hard Currency Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Hard Currency Fund prior to the meeting at which the transactions contemplated by this Plan shall have been approved, this Plan shall not be consummated and shall terminate unless Global Trust shall promptly call a special meeting of the shareholders of Hard Currency Fund at which such conditions so imposed shall be submitted for approval.

11.    ENTIRE AGREEMENT AND AMENDMENTS.

    This Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Plan other than those set forth herein or herein provided for. This Plan may be amended only by mutual consent of the parties in writing. Neither this Plan nor any interest herein may be assigned without the prior written consent of the other party.

12.    COUNTERPARTS.

    This Plan may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13.    NOTICES.

    Any notice, report, or demand required or permitted by any provision of this Plan shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to Franklin Templeton Global Trust, at 777 Mariners Island Boulevard, San Mateo, California 94404, Attention:
Secretary, or Templeton Income Trust, at 500 East Broward Boulevard, Fort Lauderdale, Florida 33394, Attention: Secretary, as the case may be.

14.    GOVERNING LAW.

    This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.


IN WITNESS WHEREOF, Global Trust, on behalf of Hard Currency Fund, and Income Trust, on behalf of Global Bond Fund, have each caused this Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.

                               FRANKLIN TEMPLETON GLOBAL TRUST, ON BEHALF OF FRANKLIN TEMPLETON HARD CURRENCY FUND
Attest:

_________________________      By:________________________________
Murray L. Simpson                 David P. Goss
Secretary                         Vice President


                               TEMPLETON INCOME TRUST, ON
                               BEHALF OF TEMPLETON GLOBAL BOND FUND

Attest:


_________________________           By:________________________________
Barbara J. Green                       David P. Goss
Secretary                              Vice President


                                    EXHIBIT C

                                   PROSPECTUS
                   TEMPLETON GLOBAL BOND FUND - CLASS A & C
                              DATED JANUARY 1, 2001

The prospectus of Templeton Global Bond Fund - Class A & C dated January 1, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Global Bond Fund - Class A & C dated January 1, 2001, is incorporated by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

                                    EXHIBIT D

                                   PROSPECTUS
                  TEMPLETON GLOBAL BOND FUND - ADVISOR CLASS
                              DATED JANUARY 1, 2001

The prospectus of Templeton Global Bond Fund - Advisor Class dated January 1, 2001, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the prospectus of Templeton Global Bond Fund - Advisor Class dated January 1, 2001, is incorporated by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

                                    EXHIBIT E

                        ANNUAL REPORT TO SHAREHOLDERS OF
                           TEMPLETON GLOBAL BOND FUND
                              DATED AUGUST 31, 2000

The Annual Report to shareholders of Templeton Global Bond Fund dated August 31, 2000, is part of this Prospectus/Proxy Statement and will be included in the proxy mailing to all shareholders of record. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Global Bond Fund dated August 31, 2000, is incorporated by reference to the electronic filing made on November 2, 2000, under File No. 811-4706.

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT

                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY






                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
------------------------------------------------------------------------------

PROXY                                                         PROXY
                        SPECIAL SHAREHOLDERS' MEETING OF
                    FRANKLIN TEMPLETON GLOBAL CURRENCY FUND
                                  MAY 23, 2001

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara J. Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Templeton Global Currency Fund ("Global Currency Fund") that the undersigned is entitled to vote at the Global Currency Fund's Special Shareholders' Meeting to be held at 777 Mariners Island Boulevard, San Mateo, CA 94404 at 10:00 a.m. Pacific time on May 23, 2001, including any adjournments thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                    VOTE VIA THE INTERNET:
                                    FRANKLINTEMPLETON.COM
                                    VOTE VIA THE TELEPHONE: 1-800-597-7836
                                    CONTROL NUMBER:

                                    NOTE: Please sign exactly as your name
                                    appears on the proxy. If signing for
                                    estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.

                                    -----------------------------------
                                    Signature

                                    -----------------------------------
                                    Signature

                                    -----------------------------------
                                    Date

   PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE
                         REQUIRED IF MAILED IN THE U.S.

                           (Please see reverse side)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT






                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
-----------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN TEMPLETON GLOBAL TRUST ON BEHALF OF THE GLOBAL CURRENCY FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE GLOBAL CURRENCY FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON INCOME TRUST ON BEHALF OF TEMPLETON GLOBAL BOND FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL
1.


                                                                       For          Against         Abstain

1.  To approve an Agreement and Plan of Reorganization                 [  ]          [  ]            [  ]
    between Franklin Templeton Global Trust on behalf
    of Franklin Templeton Global Currency Fund ("Global
    Currency Fund") and Templeton Income Trust on behalf
    of Templeton Global Bond Fund ("Global Bond Fund"),
    that provides for the acquisition of substantially
    all of the assets of Global Currency Fund by Global
    Bond Fund in exchange for Class A shares of Global
    Bond Fund, the distribution of such shares to the
    shareholders of Global Currency Fund, and the
    dissolution of Global Currency Fund (the "Reorganization").

                                                                       GRANT        WITHHOLD        ABSTAIN
2.  To grant the proxyholders the authority to vote                    [  ]           [  ]            [  ]
    upon any other business which may legally come
    before the Meeting or any adjournments thereof.





              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY

PROXY                                                         PROXY
                        SPECIAL SHAREHOLDERS' MEETING OF
                      FRANKLIN TEMPLETON HARD CURRENCY FUND
                                  MAY 23, 2001

The undersigned hereby revokes all previous proxies for his or her shares and appoints Rupert H. Johnson, Jr., Harmon E. Burns, Murray L. Simpson, Barbara J. Green, and David P. Goss, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Templeton Hard Currency Fund ("Hard Currency Fund") that the undersigned is entitled to vote at the Hard Currency Fund's Special Shareholders' Meeting to be held at 777 Mariners Island Boulevard, San Mateo, CA 94404 at 10:00 a.m. Pacific time on May 23, 2001, including any adjournments thereof, upon such business as may properly be brought before the Meeting.


IMPORTANT: PLEASE SEND IN YOUR PROXY TODAY.

YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

                                    VOTE VIA THE INTERNET:
                                    FRANKLINTEMPLETON.COM
                                    VOTE VIA THE TELEPHONE: 1-800-597-7836
                                    CONTROL NUMBER:

                                    NOTE: Please sign exactly as your name
                                    appears on the proxy. If signing for
                                    estates, trusts or corporations, your title or capacity should be stated. If shares are held jointly, each holder must sign.

                                    -----------------------------------
                                    Signature

                                    -----------------------------------
                                    Signature

                                    -----------------------------------
                                    Date

   PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE. NO POSTAGE
                         REQUIRED IF MAILED IN THE U.S.

                           (Please see reverse side)

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT





                 PLEASE DETACH AT PERFORATION BEFORE MAILING.
-----------------------------------------------------------------------------

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF FRANKLIN TEMPLETON GLOBAL TRUST ON BEHALF OF THE HARD CURRENCY FUND. IT WILL BE VOTED AS SPECIFIED. IF NO SPECIFICATION IS MADE, THIS PROXY SHALL BE VOTED IN FAVOR OF PROPOSAL 1, REGARDING THE REORGANIZATION OF THE HARD CURRENCY FUND PURSUANT TO THE AGREEMENT AND PLAN OF REORGANIZATION WITH TEMPLETON INCOME TRUST ON BEHALF OF TEMPLETON GLOBAL BOND FUND. IF ANY OTHER MATTERS PROPERLY COME BEFORE THE MEETING ABOUT WHICH THE PROXYHOLDERS WERE NOT AWARE PRIOR TO THE TIME OF THE SOLICITATION, AUTHORIZATION IS GIVEN TO THE PROXYHOLDERS TO VOTE IN ACCORDANCE WITH THE VIEWS OF MANAGEMENT ON SUCH MATTERS. MANAGEMENT IS NOT AWARE OF ANY SUCH MATTERS.

THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT YOU VOTE IN FAVOR OF PROPOSAL
1.

                                                                       For          Against         Abstain

1.  To approve an Agreement and Plan of Reorganization                 [ ]           [ ]             [ ]
    between Franklin Templeton Global Trust on behalf
    of Franklin Templeton Hard Currency Fund ("Hard Currency
    Fund") and Templeton Income Trust on behalf of Templeton
    Global Bond Fund ("Global Bond Fund"), that provides for
    the acquisition of substantially all of the assets of Hard
    Currency Fund by Global Bond Fund in exchange for Class A
    and Advisor Class shares of Global Bond Fund, the distribution of such shares to the shareholders of Hard Currency Fund, and the dissolution of Hard Currency Fund (the "Reorganization").

                                                                       GRANT         WITHHOLD         ABSTAIN
2.  To grant the proxyholders the authority to vote                    [ ]            [ ]              [ ]
    upon any other business which may legally come
    before the Meeting or any adjournments thereof.



              IMPORTANT: PLEASE SIGN AND MAIL IN YOUR PROXY...TODAY

                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                           TEMPLETON GLOBAL BOND FUND
                              DATED APRIL [], 2001


                                 Acquisition of
                                 the Assets of
                  FRANKLIN TEMPLETON GLOBAL CURRENCY FUND AND
                    FRANKLIN TEMPLETON HARD CURRENCY FUND,
               each a series of Franklin Templeton Global Trust

                     By and in exchange for shares of the
                          TEMPLETON GLOBAL BOND FUND,
                       a series of Templeton Income Trust

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Templeton Global Currency Fund for Class A shares of Templeton Global Bond Fund and to the proposed delivery of substantially all of the assets of Franklin Templeton Hard Currency Fund for Class A and Advisor Class shares of Templeton Global Bond Fund.

      This SAI consists of this Cover Page and the following documents. Each of these documents is attached to and is legally considered to be a part of this
SAI:

           1. Statement of Additional Information of Templeton Global Bond Fund - Class A & C dated January 1, 2001.

           2. Statement of Additional Information of Templeton Global Bond Fund - Advisor Class dated January 1, 2001.

           3. Annual Report of Templeton Global Bond Fund for the fiscal year ended August 31, 2000.

           4. Annual Report of Franklin Templeton Global Trust for the fiscal year ended October 31, 2000.

           5. Pro Forma Financial Statements.

      This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated April [], 2001, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN or by writing to Templeton Global Bond Fund, P.O. Box 33030, St. Petersburg, FL 33733-8030.

--------------------------------------------------------------
The Statement of Additional Information of Templeton Global Bond Fund - Class A & C dated January 1, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Global Bond Fund dated January 1, 2001, is incorporated by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

The Statement of Additional Information of Templeton Global Bond Fund - Advisor Class dated January 1, 2001, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Statement of Additional Information of Templeton Global Bond Fund dated January 1, 2001, is incorporated by reference to the electronic filing made on December 28, 2000, under File No. 811-4706.

The Annual Report to shareholders of Templeton Global Bond Fund dated August 31, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Templeton Global Bond Fund dated August 31, 2000, is incorporated by reference to the electronic filing made on November 2, 2000, under File No. 811-4706.

The Annual Report to shareholders of Franklin Templeton Global Trust dated October 31, 2000, is part of this SAI and will be provided to all shareholders requesting this SAI. For purposes of this EDGAR filing, the Annual Report to shareholders of Franklin Templeton Global Trust dated October 31, 2000, is incorporated by reference to the electronic filing made on January 9, 2001, under File No. 811-4450.




TEMPLETON GLOBAL BOND FUND
TEMPLETON GLOBAL AND HARD CURRENCY  FUND
COMBINED PRO FORMA STATEMENT OF INVESTMENTS, AUGUST 31, 2000
(UNAUDITED)


                                                        GLOBAL CURRENCY FUND                   HARD CURRENCY FUND
                                                     ------------------------------------------------------------------------------
                                                     PRINCIPAL                              PRINCIPAL
                                                     Amount*               VALUE            Amount*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.0%
ARGENTINA 4.2%
Pecom Energia SA, 144A, 8.125%, 7/15/07
Republic of Argentina:
  11.00%, 10/09/06
  11.75%, 4/07/09
  11.375%, 1/30/17
   9.75%, 9/19/27

AUSTRALIA 3.6%
Australian Government, 10.00%, 10/15/07
Queensland Treasury Corp., 6.50%, 6/14/05

BELGIUM 2.1%
Kingdom of Belgium, 8.50%, 10/01/07
BRAZIL 2.9% Government of Brazil:
  9.375%, 4/07/08
 14.50%, 10/15/09
Series L, cvt., FRN, 7.4375%, 4/15/12
 12.75%, 1/15/20
 10.125%, 5/15/27

CANADA 5.9%
Government of Canada:
 10.50%, 3/01/01
 10.00%, 5/01/02

COLOMBIA 1.9%
Republic of Colombia, 7.25%, 2/23/04

DENMARK 2.4%
Kingdom of Denmark:
  9.00%, 11/15/00
  8.00%, 3/15/06

FRANCE 6.2%
Government of France:
  8.25%, 2/27/04
  8.50%, 10/25/08

GERMANY 3.7%
Federal Republic of Germany, 8.00%, 7/22/02
Hypothekenbank In Essen AG, FRN, 1/12/01                                                    $ 1,022,584   EUR    $    908,670
                                                                                                                     --------

INDIA .1%
**  Essar Steel Ltd., Reg. S, FRN, 7.635%, 7/20/99

INDONESIA .3%
P.T. Astra International, wts., 12/31/03

ITALY 10.1%
Buoni Poliennali del Tesoro:
  6.75%, 7/01/07
  8.75%, 7/01/06
Government of Italy:
 10.50%, 11/01/00
 10.50%, 4/01/05
International Bank Recon & Development, 4.04563%,    $     555,773  EUR     $    495,143     $    888,306  EUR    $     788,561
                                                                                --------                               --------

MEXICO 7.1%
Bepensa SA, 144A, 9.75%, 9/30/04
Protexa Construcciones SA de CV, 144A, 12.125%,
                                        7/24/02
United Mexican States:
  9.875%, 1/15/07
  8.625%, 3/12/08
 11.375%, 9/15/16

NETHERLAND ANTILLES .2%
Commerzbank Overseas Finance NV, FRN, 6.6338%,
                                       1/30/01                                                     88,000                87,930
Siemens Western Finance NV, zero cpn., 6/20/01                                                    240,000               227,148
                                                                                                 --------              --------
                                                                                                                        315,078
                                                                                                                       --------
NETHERLANDS 5.6%
Astra Overseas Finance NV, Reg S, FRN:
Series I, 6.7775%, 12/31/01
Series II, 6.7775%, 6/30/05
Series III, zero cpn., 6/30/06
Deutsche Telekom International Finance NV, FRN,
                               4.641%, 11/02/00          1,000,000  EUR          886,410        3,000,000  EUR        2,659,229
                                                                                 --------                             ---------
Government of Netherlands, 7.75%, 3/01/05

NEW ZEALAND 3.6%
Government of New Zealand, 8.00%, 11/15/06
Westpac Banking Corp., FRN, 6.7588%, 7/30/01               700,000               699,475        1,300,000             1,299,025
                                                                                --------                              ---------
PANAMA
Republic of Panama, FRN, 7.93%, 5/14/02

SOUTH KOREA 2.0%
Hanvit Bank, 144A, 12.75%, 3/01/10
Republic of Korea, 8.875%, 4/15/08

SPAIN 7.7%
Bonos y Oblig del Estado, 8.80%, 4/30/06
Government of Spain:
 10.10%, 2/28/01
 10.15%, 1/31/06
Government of Spain, FRN,4.6513%, 6/29/02                2,121,861             1,885,868
                                                                               ---------

SWEDEN 4.5%
Kingdom of Sweden, 10.25%, 5/05/03

SWITZERLAND .7%
UBS Ag, 4.60%, 9/05/00                                     327,000  EUR          290,718          773,000  EUR          687,233
                                                                                 --------                               -------

TRINIDAD AND TOBAGO
SEI Holdings IX Inc., 144A, 11.00%, 11/30/00

TURKEY 1.1%
Republic of Turkey, 12.375%, 6/15/09

UNITED KINGDOM 9.9%
United Kingdom:
  8.00%, 12/07/00
  8.50%, 7/16/07

UNITED STATES 9.2%
+ Acadia Partners LP
+ Penobscot Partners LP
  U.S. Treasury Bond:
    6.375%, 8/15/27
    5.25%, 11/15/28
  U.S. Treasury Note:
    6.125%, 8/31/02
    7.875% 11/15/04

VENEZUELA 3.1%
Republic of Venezuela:
 FRN, 7.875%, 12/18/07
 Reg S, 9.125%, 6/18/07
  9.25%, 9/15/27
Venezuela Front Load Interest Reduction
         Bond, A, FRN, 7.4375%, 3/31/07


                                                                               ---------                              ---------
TOTAL LONG TERM INVESTMENTS                                                    4,257,614                              6,657,796
                                                                               ---------                              ---------


SHORT TERM INVESTMENTS  27.0%
CORPORATE BONDS
Abbey National Treasury Services PLC.,
                        3.445%, 9/1/00                     250,000  EUR          222,273            750,000  EUR        666,819
ABN Amro Bank NV,Series 12, 6.50%, 5/22/01                 200,000               199,040            366,000             364,243
American Express Co., zero cpn., 12/12/00                                                           295,000             289,498
Associates Corp. of North America, 5.85%,
                                  1/15/01                                                           300,000             298,610
AT&T Corp., 6.75%, 6/01/01                                                                        1,792,000           1,785,728
Republic of Argentina, A, 0.00%, 10/16/00                  300,000               300,000
Bankers Trust Corp., Series A, FRN, 6.74%,
                                   3/16/01                 330,000               330,258            670,000             670,523

Bayerische Hypotheken Wechselbank AG, 6.375%,
                                     11/30/00              447,000               446,017            634,000             632,257
Bayerische Landesbank Girozen, 6.00%,
                                     10/16/00              395,000               394,566          1,400,000           1,398,460
Bayerische Landesbank Girozen, 6.25%, 9/19/00              130,000               129,974            764,000             763,847
Bayerische Vereinsbank AG, 6.25%, 1/29/01                                                           211,000             210,135
Bayerische Vereinsbank AG, Series 220, 7.00%,
                                     5/14/00               300,000               299,670            700,000             699,230
International Bank Recon & Development,7.00%,
                                      9/18/00           1,405,000   NZD          601,408          2,000,000  NZD        856,097
Chase Manhattan Corp., FRN, Series C, 6.94%,
                                    11/22/00                                                        200,000             200,040
CS First Boston Inc., 7.25%, 4/30/01                      300,000                299,790
Dresdner Finance BV, 5.25%, 1/11/01                       318,000   EUR          282,915            749,000  EUR        666,362
General Electric Capital Corp., 5.50%, 1/16/01            350,000                347,900          1,015,000           1,008,910
General Electric Capital Corp., 6.25%, 2/13/01            238,000                237,036            484,000             482,040
General Electric Capital Corp., 6.25%, 3/27/01            186,000                185,098            726,000             722,479
General Motors Acceptance Corp., 5.625%, 2/15/01                                                    301,000             299,385
International Lease Finance Corp., 6.59%, 12/01/00                                                  400,000             399,908
JP Morgan & Co. Inc., 6.25%, 3/15/01                      250,000                249,287            350,000             349,002
KFW International Finance Inc., 5.00%, 12/29/00           108,907                 96,749
Merrill Lynch & Co. Inc., 6.00%, 1/15/01                  165,000                164,358
Morgan Guaranty & Trust Co., 6.375%, 3/26/01              200,000                199,190            250,000             248,988
Morgan Stanley Dean Witter & Co., 9.375%, 6/15/01                                                   300,000             304,961
Morgan Stanley Dean Witter & Co., FRN, 6.9375%,
                                        2/06/01                                                     180,000             180,136
National Australia Bank Ltd., 5.50%, 12/18/00             402,000                171,428
Natexis SA, 6.00%, 11/06/00                               200,000                199,700            400,000             399,400
Rabobank Nederland NV, 6.25%, 1/30/01                     204,000                203,225
Rabobank Nederland NV, 6.00%, 3/12/01                     333,000                331,085
Republic of Italy, 6.00%, 1/10/01                                                                   200,000             199,290
Siemens Capital Corp., 4.5%, 2/05/01                                                              1,294,000           1,279,637
Smithkline Beecham Capital Inc., 6.75%,
                                9/05/00                   100,000                100,030            200,000             200,060
Societe Generale Australia Ltd., 6.25%,
                               10/06/00                                                             120,000             119,904
Swedish Export Credit, 6.25%, 10/16/00                                                              110,000             109,912
Toronto Dominion Bank, 6.00%, 4/09/01                                                               373,000             370,557
Toyota Motor Credit Corp., 6.50%, 5/29/01                 400,000                398,120            520,000             517,556
Transamerica Financial Corp., 6.05%,
                              11/22/00                    313,000                312,176
Travelers Group Inc., 7.25%, 5/01/01                                                                250,000             250,133
Unilever NV, 6.00%, 1/05/01                               400,000                398,440          1,575,000           1,568,858
Unilever NV, 6.625%, 5/29/01                                                                        770,000             767,151
Walt Disney Co., 6.375%, 3/30/01                                                                    118,000             117,657

GOVERNMENT SECURITIES
Asian Development Bank, 8.50%, 5/02/01                    200,000                202,041            360,000             363,673
Republic of Argentina, zero cpn.,
                Series B, 4/15/01                         168,000                160,020
Kingdom of Sweden, 5.00%, 2/08/01                                                                   143,162             127,144
Kingdom of Sweden, 6.25%, 12/04/00                                                                  100,000              99,785
New South Wales Treasury Corp., 7.25%,
                            11/20/00                      250,000                107,102
Tennessee Valley Authority, 6.00%,
                            11/01/00                      114,000                113,825            230,000             229,647

U.S. GOVERNMENT SECURITIES
Fannie Mae,5.83% to 9.20%, with
           maturities to 9/26/00                        3,355,000              1,623,796          4,195,000           2,326,610
Federal Farm Credit Bank, 5.54%,
                         1/22/01                          500,000                497,773          1,500,000           1,493,318
FHLB, 12/20/00                                            250,000                245,085
Federal Home Loan Bank, zero cpn.
   to 6.00%, with maturities to 4/20/01                                                             650,000             639,461
FNMA, 5.75%, 9/05/00                                    3,382,000              1,954,061
FNMA, 5.97%, 9/25/00                                      250,000                249,888
Sallie Mae, FRN, 10/19/00                                                                           100,000              99,974
                                                                              -----------                            ----------
TOTAL SHORT TERM INVESTMENTS                                                  12,253,324                             24,777,385
                                                                              -----------                            ----------

REPURCHASE AGREEMENT 2.1%
Paine Webber, 6.60%, 09/01/01
  (Maturity Value $2,739,502)
Collateralized by U.S. Treasury
                Notes and Bonds                                                                   2,739,000           2,739,000
                                                                                                                      ---------


TOTAL INVESTMENTS (COST $198,376,665)                                        16,510,938                              34,174,181
NET EQUITY IN FORWARD CONTRACTS (.1%)                                           (81,410)                                (51,687)
OTHER ASSETS, LESS LIABILITIES 2.2%                                            (125,757)                               (204,294)
                                                                           -------------                            ------------
TOTAL NET ASSETS 100.0%                                                    $ 16,303,771                             $ 33,918,200
                                                                           -------------                            ------------


CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - European Unit
GBP - Great British Pound
IDR - Indonesia Rupah
NZD - New Zealand Dollar


* Securities denominated in U.S. dollars unless otherwise indicated. ** Represents defaulted securities.
+ Securities represent equity investments



TEMPLETON GLOBAL BOND FUND
TEMPLETON GLOBAL AND HARD CURRENCY  FUND
COMBINED PRO FORMA STATEMENT OF INVESTMENTS, AUGUST 31, 2000
(UNAUDITED)

                                                                                            GLOBAL BOND FUND
                                                        GLOBAL BOND FUND                   Pro Forma Combined
                                                     PRINCIPAL                              PRINCIPAL
                                                     Amount*               VALUE            Amount*             VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 98.0%
ARGENTINA 4.2%
Pecom Energia SA, 144A, 8.125%, 7/15/07            $  5,000,000          $  4,425,000     $  5,000,000          $  4,425,000
Republic of Argentina:
  11.00%, 10/09/06                                      225,000               213,750          225,000               213,750
  11.75%, 4/07/09                                       800,000               747,800          800,000               747,800
  11.375%, 1/30/17                                      200,000               176,750          200,000               176,750
   9.75%, 9/19/27                                       150,000               115,828          150,000               115,828
                                                                          -----------                           ------------
                                                                            5,679,128                              5,679,128
                                                                          -----------                           ------------

AUSTRALIA 3.6%
Australian Government, 10.00%, 10/15/07               2,263,000  AUD        1,582,479        2,263,000  AUD        1,582,479
Queensland Treasury Corp., 6.50%, 6/14/05             5,796,000  AUD        3,338,485        5,796,000  AUD        3,338,485
                                                                         ------------                           ------------
                                                                            4,920,964                              4,920,964
                                                                         ------------                           ------------

BELGIUM 2.1%
Kingdom of Belgium, 8.50%, 10/01/07                   2,786,000  EUR        2,882,103        2,786,000  EUR        2,882,103
                                                                         ------------                           ------------
BRAZIL 2.9% Government of Brazil:
  9.375%, 4/07/08                                       800,000               728,500          800,000               728,500
 14.50%, 10/15/09                                     1,825,000             2,027,119        1,825,000             2,027,119
Series L, cvt., FRN, 7.4375%, 4/15/12                   310,000               240,058          310,000               240,058
 12.75%, 1/15/20                                        500,000               489,375          500,000               489,375
 10.125%, 5/15/27                                       600,000               477,150          600,000               477,150
                                                                         ------------                           ------------
                                                                            3,962,202                              3,962,202
                                                                         ------------                           ------------

CANADA 5.9%
Government of Canada:
 10.50%, 3/01/01                                      6,235,000  CAD        4,323,487        6,235,000  CAD        4,323,487
 10.00%, 5/01/02                                      5,135,000  CAD        3,704,868        5,135,000  CAD        3,704,868
                                                                         ------------                           ------------
                                                                            8,028,355                              8,028,355
                                                                         ------------                           ------------

COLOMBIA 1.9%
Republic of Colombia, 7.25%, 2/23/04                  2,950,000            2,559,125         2,950,000             2,559,125
                                                                         -----------                            ------------

DENMARK 2.4%
Kingdom of Denmark:
  9.00%, 11/15/00                                     6,605,000  DKK         792,069         6,605,000  DKK          792,069
  8.00%, 3/15/06                                     18,589,000  DKK       2,448,846        18,589,000  DKK        2,448,846
                                                                         -----------                            ------------
                                                                           3,240,915                               3,240,915
                                                                         -----------                            ------------

FRANCE 6.2%
Government of France:
  8.25%, 2/27/04                                      6,748,000  EUR       6,547,024         6,748,000  EUR        6,547,024
  8.50%, 10/25/08                                     1,832,000  EUR       1,952,038         1,832,000  EUR        1,952,038
                                                                         -----------                            ------------
                                                                           8,499,062                               8,499,062
                                                                         -----------                            ------------

GERMANY 3.7%
Federal Republic of Germany, 8.00%, 7/22/02           4,399,667  EUR       4,096,916         4,399,667  EUR        4,096,916
Hypothekenbank In Essen AG, FRN, 1/12/01                                                     1,022,584  EUR          908,670
                                                                                                                ------------
                                                                                                                   5,005,586

INDIA .1%
**Essar Steel Ltd., Reg. S, FRN, 7.635%, 7/20/99        315,000              165,375           315,000               165,375
                                                                         -----------                            ------------

INDONESIA .3%
P.T. Astra International, wts., 12/31/03              1,880,582  IDR         421,520         1,880,582  IDR          421,520
                                                                         -----------                            ------------

ITALY 10.1%
Buoni Poliennali del Tesoro:
  6.75%, 7/01/07                                      1,243,000  EUR       1,176,916         1,243,000  EUR        1,176,916
  8.75%, 7/01/06                                      2,751,000  EUR       2,828,286         2,751,000  EUR        2,828,286
Government of Italy:
 10.50%, 11/01/00                                     1,823,090  EUR       1,632,968         1,823,000  EUR        1,632,968
 10.50%, 4/01/05                                      6,476,000  EUR       6,883,053         6,476,000  EUR        6,883,053
International Bank Recon & Development, 4.04563%,                                            1,446,079  EUR        1,283,704
                                                                         -----------                            ------------
                                                                          12,521,223                              13,804,927
                                                                         -----------                            ------------

MEXICO 7.1%
Bepensa SA, 144A, 9.75%, 9/30/04                        230,000              212,750           230,000               212,750
Protexa Construcciones SA de CV, 144A, 12.125%,
                                        7/24/02          49,349               38,245            49,349                38,245
United Mexican States:
  9.875%, 1/15/07                                     4,350,000            4,612,088         4,350,000             4,612,088
  8.625%, 3/12/08                                     2,410,000            2,401,565         2,410,000             2,401,565
 11.375%, 9/15/16                                     2,410,000            2,514,500         2,140,000             2,514,500
                                                                         -----------                            ------------
                                                                           9,779,148                               9,779,148
                                                                         -----------                            ------------

NETHERLAND ANTILLES .2%
Commerzbank Overseas Finance NV, FRN, 6.6338%,
                                       1/30/01                                                  88,000                87,930
Siemens Western Finance NV, zero cpn., 6/20/01                                                 240,000               227,148
                                                                                                                ------------
                                                                                                                     315,078
                                                                                                                ------------
NETHERLANDS 5.6%
Astra Overseas Finance NV, Reg S, FRN:
Series I, 6.7775%, 12/31/01                             300,000              270,000           300,000               270,000
Series II, 6.7775%, 6/30/05                           1,044,018              678,612         1,044,018               678,612
Series III, zero cpn., 6/30/06                        1,311,000              419,520         1,311,000               419,520
Deutsche Telekom International Finance NV, FRN,
                               4.641%, 11/02/00                                              4,000,000  EUR        3,545,639
Government of Netherlands, 7.75%, 3/01/05             2,779,000  EUR       2,697,468         2,779,000  EUR        2,697,468

NEW ZEALAND 3.6%
Government of New Zealand, 8.00%, 11/15/06            6,437,000  NZD       2,922,740         6,437,000  NZD        2,922,740
Westpac Banking Corp., FRN, 6.7588%, 7/30/01                                                 2,000,000             1,998,500
                                                                                                                ------------
                                                                                                                   4,921,240
                                                                                                                ------------
PANAMA
Republic of Panama, FRN, 7.93%, 5/14/02                  24,616               24,382            24,616                24,382
                                                                         -----------                            ------------

SOUTH KOREA 2.0%
Hanvit Bank, 144A, 12.75%, 3/01/10                    1,660,000            1,703,658         1,660,000             1,703,658
Republic of Korea, 8.875%, 4/15/08                    1,000,000            1,055,600         1,000,000             1,055,600
                                                                         -----------                            ------------
                                                                           2,759,258                               2,759,258
                                                                         -----------                            ------------

SPAIN 7.7%
Bonos y Oblig del Estado, 8.80%, 4/30/06              2,717,000  EUR       2,788,742         2,717,000  EUR        2,788,742
Government of Spain:
 10.10%, 2/28/01                                      3,142,692  EUR       2,857,564         3,142,692  EUR        2,857,564
 10.15%, 1/31/06                                      2,819,000  EUR       3,061,130         2,849,000  EUR        3,061,130
Government of Spain, FRN,4.6513%, 6/29/02                                                    2,121,861             1,885,868
                                                                         -----------                            ------------
                                                                           8,707,436                              10,593,304
                                                                         -----------                            ------------

SWEDEN 4.5%
Kingdom of Sweden, 10.25%, 5/05/03                   51,400,000  SEK       6,155,716        51,400,000             6,155,716
                                                                         -----------                            ------------

SWITZERLAND .7%
UBS Ag, 4.60%, 9/05/00                                                                       1,100,000  EUR          977,951
                                                                                                                ------------

TRINIDAD AND TOBAGO
SEI Holdings IX Inc., 144A, 11.00%, 11/30/00             30,000               30,000            30,000                30,000
                                                                         -----------                            ------------

TURKEY 1.1%
Republic of Turkey, 12.375%, 6/15/09                  1.450,000            1,574,700         1,450,000             1,574,700
                                                                         -----------                            ------------

UNITED KINGDOM 9.9%
United Kingdom:
  8.00%, 12/07/00                                     5,825,000  GBP       8,818,716         5,825,000  GBP        8,518,716
  8.50%,  7/16/07                                     2,976,000  GBP       5,020,114         2,976,000  GBP        5,020,114
                                                                         -----------                            ------------
                                                                          13,538,830                              13,538,830
                                                                         -----------                            ------------

UNITED STATES 9.2%
+ Acadia Partners LP                                    999,667               12,096           999,667                12,096
+ Penobscot Partners LP                                     333                2,892               333                 2,892
  U.S. Treasury Bond:
    6.375%, 8/15/27                                   3,415,000            3,641,244         3,415,000             3,641,244
    5.25%, 11/15/28                                   3,840,000            3,535,200         3,840,000             3,535,200
  U.S. Treasury Note:
    6.125%, 8/31/02                                   4,450,000            4,447,219         4,450,000             4,447,219
    7.875% 11/15/04                                     923,000              984,149           923,000               984,149
                                                                         -----------                            ------------
                                                                          12,622,800                              12,622,800
                                                                         -----------                            ------------

VENEZUELA 3.1%
Republic of Venezuela:
 FRN, 7.875%, 12/18/07                                  178,570              153,570           178,570               153,570
 Reg S, 9.125%, 6/18/07                                 400,000              317,000           400,000               317,000
  9.25%, 9/15/27                                      3,425,000            2,323,648         3,425,000             2,323,648
Venezuela Front Load Interest Reduction
         Bond, A, FRN, 7.4375%, 3/31/07               1,666,650            1,444,776         1,666,650             1,444,776
                                                                         -----------                            ------------
                                                                           4,238,994                               4,238,994
                                                                         -----------                            ------------

                                                                                                                ------------
TOTAL LONG TERM INVESTMENTS                                                                                      134,311,902

                                                                                                                ------------
SHORT TERM INVESTMENTS  27.0%
CORPORATE BONDS
Abbey National Treasury Services PLC.,
                        3.445%, 9/1/00                                                       1,000,000  EUR          889,092
ABN Amro Bank NV,Series 12, 6.50%, 5/22/01                                                     566,000               563,283
American Express Co., zero cpn., 12/12/00                                                      295,000               289,498
Associates Corp. of North America, 5.85%,
                                  1/15/01                                                      300,000               298,610
AT&T Corp., 6.75%, 6/01/01                                                                   1,792,000             1,785,728
Republic of Argentina, A, 0.00%, 10/16/00                                                      300,000               300,000
Bankers Trust Corp., Series A, FRN, 6.74%,
                                   3/16/01                                                   1,000,000             1,000,781

Bayerische Hypotheken Wechselbank AG, 6.375%,
                                     11/30/00                                                1,081,000             1,078,274
Bayerische Landesbank Girozen, 6.00%,
                                     10/16/00                                                1,795,000             1,398,460
Bayerische Landesbank Girozen, 6.25%, 9/19/00                                                  894,000               893,821
Bayerische Vereinsbank AG, 6.25%, 1/29/01                                                      211,000               210,135
Bayerische Vereinsbank AG, Series 220, 7.00%,
                                     5/14/00                                                 1,000,000               998,900
International Bank Recon & Development,7.00%,
                                      9/18/00                                                3,405,000  NZD        1,457,50
Chase Manhattan Corp., FRN, Series C, 6.94%,
                                    11/22/00                                                   200,000              200,040
CS First Boston Inc., 7.25%, 4/30/01                                                           300,000              299,790
Dresdner Finance BV, 5.25%, 1/11/01                                                          1,067,000  EUR         949,277
General Electric Capital Corp., 5.50%, 1/16/01                                               1,365,000            1,356,810
General Electric Capital Corp., 6.25%, 2/13/01                                                 722,000              719,076
General Electric Capital Corp., 6.25%, 3/27/01                                                 912,000              907,577
General Motors Acceptance Corp., 5.625%, 2/15/01                                               301,000              299,385
International Lease Finance Corp., 6.59%, 12/01/00                                             400,000              399,908
JP Morgan & Co. Inc., 6.25%, 3/15/01                                                           600,000              598,289
KFW International Finance Inc., 5.00%, 12/29/00                                                108,907               96,749
Merrill Lynch & Co. Inc., 6.00%, 1/15/01                                                       165,000              164,358
Morgan Guaranty & Trust Co., 6.375%, 3/26/01                                                   450,000              448,178
Morgan Stanley Dean Witter & Co., 9.375%, 6/15/01                                              300,000              304,961
Morgan Stanley Dean Witter & Co., FRN, 6.9375%,
                                        2/06/01                                                180,000              180,136
National Australia Bank Ltd., 5.50%, 12/18/00                                                  402,000              171,428
Natexis SA, 6.00%, 11/06/00                                                                    600,000              599,100
Rabobank Nederland NV, 6.25%, 1/30/01                                                          204,000              203,225
Rabobank Nederland NV, 6.00%, 3/12/01                                                          333,000              331,085
Republic of Italy, 6.00%, 1/10/01                                                              200,000              199,290
Siemens Capital Corp., 4.5%, 2/05/01                                                         1,294,000            1,279,637
Smithkline Beecham Capital Inc., 6.75%,
                                9/05/00                                                        300,000              300,090
Societe Generale Australia Ltd., 6.25%,
                               10/06/00                                                        120,000              119,904
Swedish Export Credit, 6.25%, 10/16/00                                                         110,000              109,912
Toronto Dominion Bank, 6.00%, 4/09/01                                                          373,000              370,557
Toyota Motor Credit Corp., 6.50%, 5/29/01                                                      920,000              915,676
Transamerica Financial Corp., 6.05%,
                              11/22/00                                                         313,000              312,176
Travelers Group Inc., 7.25%, 5/01/01                                                           250,000              250,133
Unilever NV, 6.00%, 1/05/01                                                                  1,975,000            1,967,298
Unilever NV, 6.625%, 5/29/01                                                                   770,000              767,151
Walt Disney Co., 6.375%, 3/30/01                                                               118,000              117,657

GOVERNMENT SECURITIES
Asian Development Bank, 8.50%, 5/02/01                                                         560,000              565,714
Republic of Argentina, zero cpn.,
                Series B, 4/15/01                                                              168,000               160,020
Kingdom of Sweden, 5.00%, 2/08/01                                                              143,162               127,144
Kingdom of Sweden, 6.25%, 12/04/00                                                             100,000                99,785
New South Wales Treasury Corp., 7.25%,
                            11/20/00                                                           250,000               107,102
Tennessee Valley Authority, 6.00%,
                            11/01/00                                                           344,000               343,472

U.S. GOVERNMENT SECURITIES
Fannie Mae,5.83% to 9.20%, with
           maturities to 9/26/00                                                             7,550,000             3,950,406
Federal Farm Credit Bank, 5.54%,
                         1/22/01                                                             2,000,000             1,991,091
FHLB, 12/20/00                                                                                 250,000               245,085
Federal Home Loan Bank, zero cpn.
   to 6.00%, with maturities to 4/20/01                                                        650,000               639,461
FNMA, 5.75%, 9/05/00                                                                         3,382,000             1,954,061
FNMA, 5.97%, 9/25/00                                                                           250,000               249,888
Sallie Mae, FRN, 10/19/00                                                                      100,000                99,974
                                                                                                                ------------
TOTAL SHORT TERM INVESTMENTS                                                                                      37,030,709
                                                                                                                ------------

REPURCHASE AGREEMENT 2.1%
Paine Webber, 6.60%, 09/01/01
  (Maturity Value $2,739,502)
Collateralized by U.S. Treasury
                Notes and Bonds                                                              2,739,000             2,739,000
                                                                                                                ------------


TOTAL INVESTMENTS (COST $198,376,665)                                       123,396,492                          134,311,902
NET EQUITY IN FORWARD CONTRACTS (.1%)                                                 0                             (133,097)
OTHER ASSETS, LESS LIABILITIES 2.2%                                           3,229,143                            2,899,092
                                                                           -------------                        -------------
TOTAL NET ASSETS 100.0%                                                  $  126,625,635                       $  134,077,897
                                                                           -------------                       --------------


CURRENCY ABBREVIATIONS:
AUD - Australian Dollar
CAD - Canadian Dollar
DKK - Danish Krone
EUR - European Unit
GBP - Great British Pound
IDR - Indonesia Rupah
NZD - New Zealand Dollar


* Securities denominated in U.S. dollars unless otherwise indicated. ** Represents defaulted securities.
+ Securities represent equity investments


TEMPLETON GLOBAL BOND FUND
FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES (unaudited)
AUGUST 31, 2000

                                                                                                                    Templeton
                                                                                                                   Global Bond
                                                 Templeton          Templeton         Templeton                       Fund
                                               Global Currency     Hard Currency    Global Bond     Pro Forma        Pro Forma
                                                  Fund              Fund             Fund           Adjustments      Combined
                                              -----------------   --------------    --------------  ------------  --------------
Assets:
 Investments in securities:
    Cost                                       $ 18,024,354       $ 32,421,494      $  147,930,818                 $ 198,376,665
                                              ----------------    --------------    --------------  ------------   --------------
    Value                                        16,510,938         34,174,181         123,396,492                   174,081,611
Cash                                                 -                  -                   85,178                        85,178
 Receivables:
    Investment securities sold                      110,020            678,614           4,581,585                     5,370,219
    Capital shares sold                               2,704                                243,175                       245,879
    Dividends and interest                          373,515            714,232           3,517,817                     4,605,564
Unrealized gain on forward exhange contracts
 Other assets                                 ---------------     --------------     --------------  ------------  ---------------
       Total assets                              16,997,177          35,567,027        131,824,247                   184,388,451
                                              ---------------     --------------     --------------  ------------  ---------------

Liabilities:
 Payables:
    Capital shares redeemed                         186,355             117,760            517,378                       821,493
    Affiliates                                        5,928               7,229            111,650                       124,807
Investment securities purchased                                                          4,441,019                     4,441,019
Unrealized loss on forward exchange contracts        81,410              51,687                                          133,097
Funds advanced by custodian                         283,577             691,114                                          974,691
Accrued expenses                                     37,594              82,000            128,565                       248,159
Other liabilities                                    98,542             699,037                                          797,579
                                              ---------------     --------------     -------------- -------------  ---------------
    Total liabilities                               693,406           1,648,827          5,198,612         -           7,540,845
                                              ---------------     --------------     -------------- -------------  ---------------
     Net assets, at value                      $ 16,303,771       $  33,918,200      $ 126,625,635     $   -       $ 176,847,606
                                              ---------------     --------------     -------------- -------------  ---------------

Net assets consist of:
  Undistributed net investment income (loss)  $     394,538       $   1,323,940      $     244,634                 $   1,963,112
  Net unrealized appreciation                    (1,609,600)         (1,046,092)       (24,636,485)                  (27,292,177)
  Accumulated net realized gains (loss)          (2,100,648)         (7,316,164)       (16,746,124)                  (26,162,936)
  Capital shares                                 19,619,481          40,956,516        167,763,610                   228,339,607
                                              ---------------     --------------     -------------- -------------  ---------------
      Net assets, at value                    $  16,303,771       $  33,918,200      $ 126,625,635                 $ 176,847,606
                                              ---------------     --------------     -------------- -------------  ---------------

CLASS A:
  Net assets, at value                        $  16,303,771       $  33,876,856      $ 114,246,520                 $ 164,427,147
                                              ---------------     --------------     -------------- -------------  ---------------
  Shares outstanding                              1,557,634          4,029,7317         14,199,581                    20,433,199
                                              ---------------     --------------     -------------- -------------  ---------------
  Net asset value per share                   $       10.47       $        8.41      $        8.05                 $        8.05
                                              ---------------     --------------     -------------- -------------  ---------------
  Maximum offering price per share            $       10.71       $        8.60      $        8.41                 $        8.41
                                              ---------------     --------------     -------------- -------------  ---------------
CLASS C:
  Net assets, at value                                                               $  11,966,385                 $  11,966,385
                                              ---------------     --------------     -------------- -------------  ---------------
  Shares outstanding                                                                     1,485,639                     1,485,639
                                              ---------------     --------------     -------------- -------------  ---------------
  Net asset value per share*                                                         $        8.05                 $        8.05
                                              ---------------     --------------     -------------- -------------  ---------------
  Maximum offering price per share                                                   $        8.13                 $        8.13
                                              ---------------     --------------     -------------- -------------  ---------------
ADVISOR CLASS
  Net assets, at value                                            $      41,344      $     412,730                 $     454,074
                                              ---------------     --------------     -------------- -------------  ---------------
   Shares outstanding                                                     4,911             51,349                        56,491
                                              ---------------     --------------     -------------- -------------  ---------------
  Net asset value and maximum offering
                             per share                            $        8.42      $        8.04                 $        8.04
                                              ---------------     --------------     -------------- -------------  ---------------


*Redemption price per share is equal to net asset value less any applicable sales charge.


See accompanying notes to pro forma combining financial statements.



TEMPLETON GLOBAL BOND FUND
FINANCIAL STATEMENTS (CONTINUED)


PRO FORMA COMBINING STATEMENTS OF OPERATIONS                                                                        Templeton
FOR THE PERIOD ENDED AUGUST 31, 2000                                                                               Global Bond
(unaudited)                                          Templeton        Templeton      Templeton                        Fund
                                                  Global Currency   Hard Currency   Global Bond     Pro Forma       Pro Forma
                                                         Fund          Fund            Fund        Adjustments      Combined
                                                  ---------------   -------------   ------------  -------------    ---------------

Investment income:
 Dividends                                                                         $     67,602                     $     67,602
 Interest                                            1,212,333        2,558,036      12,706,076                       16,476,445
                                                  ---------------   -------------   -------------  -------------   ----------------
  Total investment income                            1,212,333        2,558,036      12,773,678       -               16,544,047
                                                  ---------------   -------------   -------------  -------------   ----------------
Expenses:
 Management fees                                       144,166          292,377         759,639       (111,047)a       1,085,135
 Administrative fees                                                                    227,895         97,646 b         325,541
 Distribution fees
   Class A                                              44,487           88,898         341,818         31,676 c         506,879
   Class C                                                                               94,313                           94,313
 Transfer agent fees                                    32,071           74,289         261,703                          368,063
 Custodian fees                                          2,462            3,715          32,518                           38,695
 Reports to shareholders                                 3,560            4,230          68,931                           76,721
 Registration and filing fees                           14,553           19,267          36,023                           69,843
 Professional fees                                       6,169            6,159          65,231                           77,559
 Trustees' fees and expenses                             8,145           11,392          30,571                           50,108
 Other                                                     139              476           1,936                            2,551
                                                  ---------------   -------------   -------------  -------------   ----------------
  Total expenses                                       255,752          500,803       1,920,578         18,275         2,695,408
                                                  ---------------   -------------   -------------  -------------   ----------------
   Net investment income (loss)                        956,581        2,057,233       10,853,10        (18,275)       13,848,639
                                                  ---------------   -------------   -------------  -------------   ----------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments                                         (417,324)        (365,680)    (15,899,139)                     (16,682,143)
  Foreign currency transactions                     (1,177,704)      (5,006,792)       (156,500)                      (6,340,996)
                                                  ---------------   -------------   -------------  -------------   ----------------
   Net realized gain (loss)                         (1,595,028)      (5,372,472)    (16,055,639)        -            (23,023,139)
Net unrealized appreciation (depreciation) on:
 Investments                                          (888,886)         197,921       2,512,574                        1,821,609
 Translation of assets and liabilities dominated
                          in foreign currencies        (53,728)      (1,043,953)        (91,505)                      (1,189,186)
                                                  ---------------   -------------   -------------  -------------   ----------------
 Net unrealized appreciation (depreciation)           (942,614)        (846,032)      2,421,069         -                632,423
                                                  ---------------   -------------   -------------  -------------   ----------------
Net realized and unrealized gain (loss)              (2,537,64)      (6,218,504)    (13,634,570)        -            (22,390,716)
                                                  ---------------   -------------   -------------  -------------   ----------------
Net increase (decrease) in net assets resulting
                                from operations    $(1,581,061)     $(4,161,271)   $ (2,781,470)    $  (18,275)     $ (8,542,077)
                                                  ---------------   -------------   -------------  -------------   ----------------

a - Pro Forma adjustment for difference in Management fee schedule.
b - Pro Forma adjustment for difference in Administrative fee schedule.
c - Pro Forma adjustment for difference in 12B-1 agreement.


TEMPLETON GLOBAL BOND FUND
TEMPLETON GLOBAL CURRENCY FUND
TEMPLETON HARD CURRENCY FUND


NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1.    BASIS OF COMBINATION

   Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin Templeton Global Currency Fund ("Global Currency Fund"), Franklin Templeton Hard Currency Fund ("Hard Currency Fund"), and Templeton Global Bond Fund, the Templeton Global Bond Fund ("Global Bond Fund") will acquire all the net assets of Global Currency Fund and Hard Currency Fund in exchange for the Class A and Class Z shares of Global Bond Fund. The merger will be accounted for by the method of accounting for tax free business combinations of investment companies. The pro forma combining Statement of Assets and Liabilities reflects the financial position of the Global Bond Fund, Global Currency Fund, Hard Currency Fund at August 31, 2000 as though the merger occurred as of that date. The pro forma combining Statement of Operations reflects the results of operations of the Global Bond Fund and Global Currency Fund and Hard Currency Fund for the period September 1, 1999 to August 31, 2000 as though the merger occurred on September 1, 1999. The pro forma financial statements do not reflect the expenses of either fund in carrying out its obligations under the Agreement and Plan of Reorganization or any adjustment with respect to additional distributions that may be made prior to reorganization. The pro forma financial statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2.    CAPITAL SHARES:

   The number of Class A shares issued was calculated by dividing the Class A net assets of the Global Currency Fund and the Hard Currency Fund at August 31, 2000 by the Class A net asset value per share of the Global Bond Fund at August 31, 2000. The number of Class Z shares issued was calculated by dividing the Class Z net assets of the Hard Currency Fund at August 31, 2000 by the Class Z net asset value per share of the Global Bond Fund at August 31, 2000.


                                     PART C

                                OTHER INFORMATION


Item 15. INDEMNIFICATION

Reference is made to the previously filed Article IV of the Registrant's Declaration of Trust.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the By-Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successfully defense of any action, suit or proceeding) is asserted by such trustees, officers or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. EXHIBITS The following exhibits are incorporated by reference to the previously filed document indicated below, except Exhibits 12(a), 14(a) and 16(a):

      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Declaration of Trust dated June 16, 1986. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

           (b) First Amendment to the Declaration of Trust dated September 30, 1987. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

           (c) Second Amendment to the Declaration of Trust dated February 24, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

           (d) Establishment and Designation of Classes dated February 24, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

           (e) Amendment to the Declaration of Trust dated February 22, 1996. (Previously filed with Post-Effective Amendment No. 18 to the Registration Statement on December 27, 1996.)

           (f) Establishment and Designation of Classes dated December 26, 1996. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

           (g) Amendment to the Declaration of Trust dated December 17, 1998. (Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 29, 1999.)

           (h) Establishment and Designation of Classes dated December 17, 1998. (Previously filed with Post-Effective Amendment No. 22 to the Registration Statement on December 29, 1999.)

       (2) Copies of the existing by-laws or corresponding instruments of the Registrant;

           (a) Amended and Restated By-Laws of Templeton Income Trust dated July 29, 1992. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

      (3) Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

           Not Applicable.

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) The Agreement and Plan of Reorganization between the Registrant and Franklin Templeton Global Trust, on behalf of the Franklin Templeton Global Currency Fund, is included in this registration statement as Exhibit A to the Prospectus/Proxy Statement

           (b) The Agreement and Plan of Reorganization between the Registrant and Franklin Templeton Global Trust, on behalf of the Franklin Templeton Hard Currency Fund, is included in this registration statement as Exhibit B to the Prospectus/Proxy Statement

      (5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable.

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Amended and Restated Management Agreement between the Registrant on behalf of Templeton Global Bond Fund and Templeton Investment Counsel, Inc. dated December 6, 1994. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between the Registrant and Franklin/Templeton Distributors, Inc., dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

           (b)  Form of Dealer Agreement between Registrant and
                Franklin/Templeton Distributors, Inc. and Securities Dealers. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

           (c) Amendment of Dealer Agreement dated May 15, 1998. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

      (8) Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

           Not Applicable.

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

           (a) Custody Agreement between Registrant and The Chase Manhattan Bank dated September 15, 1986. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

           (b) Amendment dated March 3, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

           (c) Amendment No. 2 dated July 23, 1998 to the Custody Agreement. (Previously filed with Post-Effective Amendment No. 21 to the Registration Statement on October 30, 1998.)

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

           (a) Plan of Distribution pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

           (b) Class C Distribution Plan pursuant to Rule 12b-1 dated May 1, 1995. (Previously filed with Post-Effective Amendment No. 16 to the Registration Statement on April 28, 1995.)

           (c) Multiple Class Plan, Templeton Income Trust on behalf of Templeton Global Bond Fund. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a) Opinion and Consent of Counsel. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a) Form of Opinion and Consent of Counsel Supporting Tax Matters and Consequences to Shareholders.

      (13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

           (a) Fund Administration Agreement dated October 1, 1996 and amended December 31, 1996 between the Registrant and Franklin Templeton Services, Inc. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

           (b) Amended and Restated Transfer Agent Agreement dated December 31, 1996 between the Registrant and Franklin/Templeton Investor Services, Inc. (Previously filed with Post-Effective Amendment No. 20 to the Registration Statement on December 22, 1997.)

           (c) Sub-Transfer Agent Agreement dated March 1, 1992 between the Registrant, Templeton Funds Trust Company and The Shareholder Services Group, Inc. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

           (d) Sub-Accounting Services Agreement dated May 1, 1991 between the Registrant, Templeton Funds Company, Financial Data Services, Inc., and Merrill Lynch, Pierce, Fenner & Smith, Inc. (Previously filed with Post-Effective Amendment No. 17 to the Registration Statement on December 29, 1995.)

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

           (a) Consent of PricewaterhouseCoopers LLP, independent auditors to the Registrant.

      (15) All financial statements omitted pursuant to Item 14(a)(1);

           Not Applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

           (a)  Power of Attorney dated February 23, 2001.

      (17) Any additional exhibits which the Registrant may wish to file.

           Not Applicable.

Item 17.   UNDERTAKINGS

           (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

           (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.



                                   SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the []th day of March, 2001.

                                 TEMPLETON INCOME TRUST
                                  (Registrant)

                                 By: /s/David P. Goss
                                    ------------------------------
                                     David P. Goss, Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

GREGORY E. MCGOWAN*                 Principal Executive Officer
------------------
Gregory E. McGowan                  Dated: April 2, 2001

BRUCE S. ROSENBERG*                 Principal Financial and
------------------                  Accounting Officer
Bruce S. Rosenberg                  Dated: April 2, 2001

HARRIS J. ASHTON*                   Trustee
----------------
Harris J. Ashton                    Dated: April 2, 2001

NICHOLAS F. BRADY*                  Trustee
-----------------
Nicholas F. Brady                   Dated: April 2, 2001

S. JOSEPH FORTUNATO*                Trustee
-------------------
S. Joseph Fortunato                 Dated: April 2, 2001,

ANDREW H. HINES*                    Trustee
----------------
Andrew E. Hines                     Dated: April 2, 2001,

CHARLES B. JOHNSON*                 Trustee
------------------
Charles B. Johnson                  Dated: April 2, 2001,

BETTY P. KRAHMER*                   Trustee
----------------
Betty P. Krahmer                    Dated: April 2, 2001,

GORDON S. MACKLIN*                  Trustee
------------------
Gordon S. Macklin                   Dated: April 2, 2001,

FRED R. MILLSAPS*                   Trustee
-----------------
Fred R. Millsaps                    Dated: April 2, 2001,



*By  /s/David P. Goss
     --------------------------------
     David P. Goss, Attorney-in-Fact
    (Pursuant to Power of Attorney filed herewith)


                             TEMPLETON INCOME TRUST
                           N-14 REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION

EX-99.(12)(a)       Form of Opinion and Consent of Counsel
                    Supporting Tax Matters and Consequences to
                    Shareholders

EX-99.(14)(a)       Consent of Independent Auditors

EX-99.(16)(a)       Power of Attorney